                                                     Registration No. 33-02769
                                                             File No. 811-4563

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ X ]

Pre-Effective Amendment No.                                              [   ]

Post-Effective Amendment No. 35                                          [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 34                                                         [ X ]

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                   Oppenheimer Limited-Term Government Fund
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Centennial, CO 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.

                          Two World Financial Center

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              225 Liberty Street, New York, New York 10281-1008

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 24, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]This  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

Oppenheimer
Limited-Term Government Fund
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Prospectus dated November 24, 2004       Oppenheimer Limited-Term Government
                                         Fund is a mutual fund that seeks high
                                         current return and safety of
                                         principal.  It invests primarily in
                                         debt instruments issued or guaranteed
                                         by the U.S. government or its agencies
                                         and instrumentalities, including
                                         mortgage-backed securities.  The Fund
                                         attempts to maintain an average
                                         effective portfolio duration of not
                                         more than three years.
                                              This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the Fund
                                         and other account features.  Please
                                         read this Prospectus carefully before
As with all mutual funds, the            you invest and keep it for future
Securities and Exchange Commission has   reference about your account.
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.

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                                                                         1234

CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies
            Main Risks of Investing in the Fund
            The Fund's Past Performance
            Fees and Expenses of the Fund
            About the Fund's Investments
            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Web Site
            Retirement Plans

            How to Sell Shares
            By Wire
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks high current return and safety of principal.

WHAT DOES THE FUND MAINLY  INVEST IN? The Fund invests at least 80% of its net assets (plus  borrowings  used for  investment  purposes)  in debt  securities issued by the U.S. government, its agencies and instrumentalities,  repurchase agreements on those securities and hedging  instruments  approved by its Board of Trustees.

     The Fund may invest up to 20% of its assets in  mortgage-backed  securities that are not  issued or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities,  asset-backed  securities,  investment  grade  corporate debt obligations (having a rating, at the time of acquisition by the Fund of at least
"BBB" by Standard  &  Poor's  Rating  Service or "Baa" by Moody's  Investors
Service  or a  comparable  rating by  another  nationally-recognized  securities rating organization,  or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.

      U.S.  government  securities  are debt  securities  that are  issued  or guaranteed by the U.S.  Treasury,  such as Treasury bills, notes or bonds, and
securities   issued   or   guaranteed   by   U.S.   government   agencies   or
federally-chartered  entities that are referred to as  "instrumentalities"  of the U.S.  government.  The Fund invests  significant  amounts of its assets in
mortgage-related   derivative  securities,  such  as  collateralized  mortgage obligations  ("CMOs") and mortgage  participation  certificates.  They include mortgage-related  securities issued or guaranteed by  instrumentalities of the
U.S.  government,  such as the Government National Mortgage  Association.  All of these  different  types of securities  are  generally  referred to as "U.S.
government  securities"  in this  Prospectus.  The Fund  also may  enter  into forward roll transactions which have risks.

      Not all of the U.S.  government  securities  the Fund buys are issued or guaranteed  by the U.S.  government as to payment of interest and repayment of principal.  Some are  backed  by the right of the  issuer  to borrow  from the
U.S.  Treasury.  Others are backed only by the credit of the  instrumentality.
The securities the Fund buys may pay interest at fixed or floating  rates,  or may be "stripped"  securities  whose interest coupons have been separated from the security and sold separately.

      The Fund seeks to maintain an average  effective  portfolio  duration of not more than three  years  (measured  on a  dollar-weighted  basis) to try to reduce the volatility of the value of its securities  portfolio.  However, the
Fund  can  invest  in  securities  that  have  short-,  medium-  or  long-term maturities and may use derivative  investments to try to reduce  interest rate risks.  Because of market events and interest  rate  changes,  the duration of
the  portfolio   might  not  meet  that  target  at  all  times.   The  Fund's
investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities for the Fund, the Fund's portfolio  managers compare the yields,  relative  values  and  risks of  different  types of U.S.  government securities.  They  consider a variety of factors that may change over time and may vary in particular cases.  Currently they look for:
o     Sectors of the U.S.  government debt market that they believe offer good relative values,
o     Securities that have high income potential,
o     Securities  that help reduce  exposure  to changes in interest  rates to help preserve principal and help the Fund meet its duration target, and
o     Different types of U.S.  government and government  agency securities to provide portfolio diversity to help preserve principal.

      The portfolio  managers  monitor changes in the factors listed above and any changes in those factors may trigger a decision to sell a security.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed  primarily  for investors seeking  current  income  and who want a fund that also has the goal of safety of principal and invests mainly in U.S. government  securities.  However,  the
Fund's  share  prices and  income  levels  will  fluctuate.  The Fund's  share
prices  and   distributions   are  not  insured  or  guaranteed  by  the  U.S.
government.  The Fund is meant to be a long-term investment,  not a short-term trading  vehicle.  The Fund may be  appropriate  for a portion of a retirement plan's  investments.  Since the Fund's income level will fluctuate,  it is not designed for investors  needing an assured level of current income.  Also, the
Fund  does  not  seek  capital  appreciation.  The  Fund  is  not  a  complete investment program.

Main Risks of Investing in the Fund

All  investments  have  risks  to some  degree.  The  Fund's  investments  are subject to changes in value from a number of factors,  described below.  There is also the  risk  that  poor  security  selection  by the  Fund's  investment
Manager,  OppenheimerFunds,  Inc., will cause the Fund to  underperform  other funds having a similar objective.

INTEREST  RATE  RISKS.  Debt  securities  are subject to changes in value when prevailing  interest  rates change.  When interest  rates fall,  the values of already-issued  debt securities  generally rise. When interest rates rise, the values of already-issued debt securities  generally fall, and those securities may sell at a discount  from their face amount.  The  magnitude of these price
fluctuations  is  generally   greater  for  debt   securities   having  longer
maturities.  However,  interest rate changes may have different effects on the values of mortgage-related  securities because of prepayment risks,  discussed below.

      At times,  the Fund might buy some  longer-term  debt securities to seek higher  income  while  seeking  to limit  the  portfolio's  duration  by using derivatives or other investment  techniques.  When the average duration of the
Fund's  portfolio is relatively  longer,  its share price may  fluctuate  more when  interest  rates  change.  The  Fund's  practice  of seeking to limit the effective  average  duration of its overall  portfolio  to not more than three years is intended to reduce share price volatility.  Nevertheless,  the Fund's duration  management  strategy might not be successful,  and if it is not, the prices of its portfolio  securities,  and therefore its share prices, could be more volatile than anticipated.

      The  Fund  buys   zero-coupon  or  "stripped"   securities,   which  are
particularly  sensitive  to interest  rate  changes and the rate of  principal payments  (and  prepayments).  Their  prices  may go up or down  more than the prices of other types of debt securities in response to interest rate changes.

PREPAYMENT  RISK.  Mortgage-related  securities  are  subject  to the risks of unanticipated  prepayment.  The prices and yields of CMOs are  determined,  in part,  by  assumptions  about the cash flows from the rate of  payments of the underlying  mortgages.  The risk is that when interest  rates fall,  borrowers
under  the  mortgages  that  underlie  these   securities  will  prepay  their
mortgages  more quickly than  expected,  causing the issuer of the security to prepay the principal to the Fund prior to the  security's  expected  maturity.
The Fund may be required to reinvest  the proceeds at a lower  interest  rate, reducing its income.  Mortgage-related  securities  subject to prepayment risk have greater  potential  for loss when  prevailing  interest  rates rise.  The impact of  prepayments  on the price of a security may be difficult to predict
and  may   increase   the   volatility   of  the  price.   If  the  Fund  buys
mortgage-related  securities at a premium,  accelerated  prepayments  on those securities could cause the Fund to lose a portion of its principal  investment represented by the premium.

      If interest rates rise rapidly,  prepayments of mortgages may occur at a slower  rate  than  expected,  and the  expected  maturity  of  short-term  or medium-term  mortgage-related  securities  could  lengthen  as a result.  That could cause their values, and the prices of the Fund's shares, to fall.

CREDIT RISK.  Debt  securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security  might not make interest and principal payments on the  security as they become due.  Securities  directly  issued by the U.S. Treasury and certain U.S.  government agencies that are backed by the full  faith  and  credit  of the U.S.  government  have  little  credit  risk.
Securities  issued  by  other  agencies  or   instrumentalities  of  the  U.S.
government  such as the Federal Home Loan  Mortgage  Corporation,  the Federal
National  Mortgage  Association,  and the Federal  Home Loan Banks are neither guaranteed or insured by the U.S.  government  but generally are considered to have low credit  risks.  Securities  issued by private  issuers  have  greater credit risks.  If the issuer fails to pay  interest,  the Fund's income may be reduced.  If the issuer fails to repay  principal,  the value of that security and of the Fund's shares may fall.

RISKS  OF  DERIVATIVE  INVESTMENTS.  The  Fund  can  use  derivatives  to seek increased  income or to try to hedge  investment  and interest  rate risks and preserve capital.  In general terms, a derivative  investment is an investment contract  whose  value  depends  on (or  is  derived  from)  the  value  of an
underlying  asset,  interest  rate  or  index.  Options,   futures,   stripped
securities,  mortgage-related obligations and interest rate swaps are examples of derivatives the Fund can use.

      If the issuer of the  derivative  does not pay the amount due,  the Fund
can  lose  money  on  the  investment.   Also,  the  underlying   security  or
investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the
Fund's  share  prices  could  fall and the Fund  could  get less  income  than expected,  or  its  hedge  might  be  unsuccessful.  Some  derivatives  may be illiquid,  making it difficult to value or sell them at an  acceptable  price.
The Fund has limits on the amount of particular  types of  derivatives  it can hold, other than mortgage-related  derivative  instruments.  Using derivatives can increase the volatility of the Fund's share prices.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the  overall  risk  profile of the Fund and can affect the value of the Fund's investments,  its investment performance and its prices per share.  Particular investments and investment  strategies also have risks.  These risks mean that you can lose money by  investing  in the Fund.  When you redeem  your  shares, they may be worth  more or less  than  what  you  paid for  them.  There is no assurance that the Fund will achieve its investment objective.

      Although U.S. government  securities backed by the full faith and credit of the U.S.  government and securities issued or guaranteed by U.S. government agencies and  instrumentalities  have little credit risk,  they are subject to
interest   rate  risks.   Collateralized   mortgage   obligations   and  other
mortgage-related  securities  in  particular  are subject to a number of risks that can affect  their values and income  payments.  These risks can cause the
Fund's  share  prices  and  yield  to  fluctuate.   In  the   OppenheimerFunds
spectrum,  the Fund is generally less  aggressive  than bond funds that invest solely in  corporate  debt  securities.  It is more risky than a money  market fund that seeks a stable share price.

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An  investment  in the Fund is not a deposit of any bank and is not insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
government agency.
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The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from year to year for the last 10  calendar  years and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes,  compare to those of broad-based market indices.  The after-tax returns for the other classes of shares will vary.

      The  after-tax  returns  are  shown  for  Class A  shares  only  and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state  or local  taxes.  The  after-tax  returns  are  calculated  based on certain  assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your individual tax situation.  The after-tax  returns set forth  below are not  relevant  to  investors  who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or
IRAs or to  institutional  investors  not  subject  to tax.  The  Fund's  past investment  performance,  before  and  after  taxes,  is  not  necessarily  an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/04  through  9/30/04,  the  cumulative  return  (not annualized) before taxes for Class A shares was 1.08%.

During the period shown in the bar chart,  the highest return (not annualized)
before taxes for a calendar  quarter was 3.74% (1Qtr'95) and the lowest return
(not annualized) before taxes for a calendar quarter was -0.81% (2 Qtr'94).

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Average Annual Total Returns                   1 Year    5 Years     10 Years
                                                        (or life   (or life of
                                                        of class,   class, if
for the periods ended December 31, 2003                 if less)      less)

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Class A Shares (inception 3/10/86)
  Return Before Taxes                          -2.25%     4.00%       5.00%
  Return After Taxes on Distributions          -2.99%     2.11%       2.62%
  Return  After  Taxes on  Distributions  and  -1.47%     2.21%       2.72%
  Sale of Fund Shares

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Lehman Bros. U.S. Government Bond Index
(reflects no deduction for fees, expenses or   2.36%      6.26%       6.72%1
taxes)

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Lehman Bros. 1-3 Year  Government  Bond Index
(reflects no deduction for fees,  expenses or  2.01%      5.51%       5.73%1
taxes)

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Class B Shares (inception 5/3/93)              -3.35%     3.78%       4.89%

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Class C Shares (inception 2/1/95)              -0.40%     3.96%       5.00%

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Class N Shares (inception 3/1/01)              -0.07%     4.21%        N/A

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Class Y Shares (inception 1/26/98)             1.72%      5.10%       5.40%

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1. From 12/31/93.

The Fund's average annual total returns  include the applicable  sales charge:
for Class A, the current maximum  initial sales charge of 3.50%;  for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-year);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There is no sales charge for Class Y shares.  Because  Class B shares convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after conversion.

The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared
to  the  Lehman   Brothers   U.S.   Government   Bond  Index,   an   unmanaged
market-weighted  index of U.S. government securities with maturities of 1 year or more and the Lehman  Brothers 1-3 Year  Government Bond Index, an unmanaged index of U.S.  government  securities  with  maturities  of 1 to 3 years.  The
Fund  adopted  its policy to limit  portfolio  duration  5/1/94.  The  indices performance  includes  reinvestment of income but does not reflect transaction costs, fees,  expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other  transaction  expenses  directly,  such as sales  charges.  The  numbers below are based on the Fund's  expenses during its fiscal year ended September
30, 2004.

Shareholder Fees (charges paid directly from your investment):

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                           Class A     Class B   Class C   Class N      Class Y
                           Shares      Shares     Shares     Shares     Shares

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Maximum Sales Charge        3.50%       None       None       None       None
(Load) on purchases
(as % of offering price)

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Maximum Deferred Sales      None1        4%2        1%3       1%4        None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                Class A  Class B   Class C   Class N  Class Y
                                 Shares   Shares    Shares    Shares   Shares

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Management Fees                  0.41%     0.41%     0.41%    0.41%     0.41%

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Distribution   and/or   Service  0.25%     1.00%     1.00%    0.50%      N/A
(12b-1) Fees

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Other Expenses                   0.22%     0.25%     0.17%    0.35%     0.01%

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Total Annual Operating Expenses  0.88%     1.66%     1.58%    1.26%     0.42%

1.  Expenses  may vary in future  years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.  The  Transfer  Agent has  voluntarily  undertaken  to the Fund to limit transfer  agent fees to 0.35% of average  daily net assets per fiscal year for each class of shares.  That  undertaking  may be amended or  withdrawn  at any time.  After the waiver,  the actual "Other  expenses" for Class B were 0.24%, while it was as shown  above for Class A.  Class C, and Class N. No waiver was made for Class Y. For the Fund's  fiscal  year ended  September  30,  2004 the transfer agent fees did not exceed the expense limitation described above.

Effective March 1, 2004, the Manager has  voluntarily  undertaken to limit the
"Total  Annual  Operating  Expenses"  for all classes of shares so that "Total
Annual Operating  Expenses," as percentages of average daily net assets,  will not exceed the  following  annual rates:  0.70% for the Class A shares;  1.45%
for the  Class B and  Class C  shares,  respectively;  0.95%  for the  Class N shares  and 0.45% for the Class Y shares.  After the  payment  of all  waivers and  reimbursements,  the "Total  Annual  Operating  Expenses"  were 0.79% for
Class A,  1.55% for Class B,  1.52% for Class C, and 1.08% for Class N.  Class
Y was as shown  above.  The  Manager  may amend or  terminate  this  voluntary expense limitation arrangement at any time without notice to shareholders.

1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for certain  retirement  plan  accounts)  of
Class A shares.  See "How to Buy Shares" for details.
2.  Applies  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales  charge  declines  to 1% in the fifth  year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that you keep your  shares.
Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because  expenses  will  vary  over  time.  Based on these assumptions your expenses would be as follows:

If shares are redeemed:      1 Year        3 Years       5 Years      10 Years

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Class A Shares                $437          $622          $823         $1,401

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Class B Shares                $570          $728         $1,010       $1,5771

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Class C Shares                $262          $503          $867         $1,893

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Class N Shares                $229          $402          $696         $1,532

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Class Y Shares                $43           $135          $236          $531

If shares are not
redeemed:                    1 Year        3 Years       5 Years      10 Years

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Class A Shares                $437          $622          $823         $1,401

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Class B Shares                $170          $528          $910        $1,5771

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Class C Shares                $162          $503          $867         $1,893

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Class N Shares                $129          $402          $696         $1,532

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Class Y Shares                $43           $135          $236          $531

1. In the first example, expenses include the initial sales charge for Class
A and the applicable Class B, Class C and Class N contingent deferred sales charges.  In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.  There is no sales charge on Class Y shares.

1. Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's  portfolio among different  investments  will vary over time based upon the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described
below.  The  Statement  of  Additional   Information  contains  more  detailed
information about the Fund's investment policies and risks.

o     As a  non-fundamental  policy,  the Fund invests at least 80% of its net assets in  obligations  issued or guaranteed  by the U.S.  government or its  agencies  and  instrumentalities,  repurchase  agreements  on those securities, and hedging instruments approved by its Board of Trustees.
o     As a principal investment  strategy,  the Fund expects that under normal market  conditions  it will  maintain  an  average  effective  portfolio duration of not more than three years.

-----------------------------------
What is "Duration"? Duration is a
measure of the expected price
volatility of a debt security or
portfolio.  "Effective duration"
means the expected percentage
change in the value of a bond or
portfolio resulting from a change
in prevailing interest rates
(measured by a 1% change in U.S.
Treasury security rates).
Duration and interest rates are
inversely related.  For example,
if a bond has an effective
duration of three years, a 1%
increase in general interest
rates would be expected to cause
the bond's value to decline about
3%.
-----------------------------------

      While  the  Fund  seeks  to  maintain  an  average  effective  portfolio duration  of not more than three  years,  the  average  maturity of the Fund's portfolio  can  differ  from  its  duration  target,  and the  Fund  can  hold securities having long, medium and short maturities.

      The Manager  tries to reduce risks by carefully  researching  securities before  they are  purchased,  and in some cases by using  hedging  techniques.
The Fund attempts to reduce its exposure to market risks by  diversifying  its investments  among  different  types of securities  and  maturities.  However, changes in the overall  market prices of securities and their yields can occur at any time.  The share  prices and yields of the Fund will change daily based on  changes  in market  prices of  securities  and  market  conditions  and in response to other economic events.

U.S. Government  Securities.  These are securities issued or guaranteed by the
      U.S. Treasury or other U.S. government  agencies or  federally-chartered corporate entities referred to as "instrumentalities."

o     U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
      maturities  of one year or less when  issued),  Treasury  notes  (having maturities of more than one year and up to ten years when  issued),  and
      Treasury  bonds (having  maturities of more than ten years when issued).
      Treasury  securities  are  backed by the full  faith  and  credit of the
      United  States as to timely  payments  of  interest  and  repayments  of principal.  The Fund can also buy U.S.  Treasury  securities  that  have been "stripped" of their coupons by a Federal Reserve Bank,  zero-coupon
      U.S.    Treasury    securities    described    below,    and    Treasury
      Inflation-Protection Securities.

o     Obligations  of U.S.  Government  Agencies or  Instrumentalities.  These
      include direct  obligations  and  mortgage-related  securities that have different  levels of credit support from the U.S.  government.  Some are supported by the full faith and credit of the U.S.  government,  such as
      Government   National   Mortgage   Association   pass-through   mortgage
      certificates  (called  "Ginnie  Maes").  Some are supported by the right
      of  the  issuer  to  borrow  from  the  U.S.   Treasury   under  certain
      circumstances,  such as  Federal  National  Mortgage  Association  bonds
      ("Fannie  Maes"),  Federal Home Loan  Mortgage  Corporation  obligations
      ("Freddie Macs") and Federal Home Loan Mortgage Bank direct  obligations
      ("Home Loan").

o     Mortgage-Related  Securities.  The  Fund can buy  interests  in pools of residential  or  commercial  mortgages,  in the form of CMOs  and  other
      "pass-through"  mortgage  securities.  CMOs  have  collateral  to secure payment  of  interest  and  principal.  They may be issued in  different series,  each  having  different  interest  rates  and  maturities.  The collateral is either in the form of mortgage  pass-through  certificates issued or guaranteed by a U.S.  government agency or  instrumentality or mortgage loans insured by a U.S.  government  agency.  The Fund can have a  substantial  percentage  of its  assets  invested  in CMOs and  other mortgage-related U.S. government securities.

      The Fund may enter into "forward  roll"  transactions  (also referred to as "mortgage dollar rolls") with respect to  mortgage-related  securities.  In this type of  transaction,  the Fund sells a  mortgage-related  security  to a buyer and  simultaneously  agrees to repurchase a similar  security at a later date at a set price.

      During the period between the sale  settlement and the  repurchase,  the
Fund will not be entitled to receive  interest and  principal  payments on the securities  that have been sold.  It is possible  that the market value of the securities  the Fund  sells may  decline  below the price at which the Fund is obligated to repurchase securities,  or that the counterparty might default in its obligation.

Asset-Backed  Securities.  Asset-backed securities are fractional interests in
      pools  of  loans   collateralized  by  the  loans  or  other  assets  or
      receivables.  They are  typically  issued by trusts and special  purpose corporations  that pass the income from the underlying pool to the buyer of the interest.  These  securities are subject to prepayment  risks and the risk of  default by the  issuer as well as by the  borrowers  of the underlying loans in the pool.

Private Issuer  Securities.  Private-Issuer  Securities  do not offer any credit
     backing  of  the  U.S.  government.   These  include  multi-class  debt  or
     pass-through  certificates secured by mortgage loans. They may be issued by banks,  savings  and loans,  mortgage  bankers or special  trusts.  Private issuer securities are subject to the credit risks of the issuers.  There is the risk that the issuers may not make timely  payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.  The Fund will limit its  investments in private  issuer  securities to securities  rated within the four highest rating  categories of Moody's  Investors  Service,  Inc. or Standard  &
     Poor's  Rating  Service  and  unrated  securities  that the  Manager  deems comparable  to rated  securities  in those  categories.  These are known as
     "investment-grade"   securities.   The  Fund  will  not  be   required   to
     automatically dispose of a security if its rating falls after the Fund buys
     it.  However,  the Manager  will  evaluate  those  securities  to determine whether to keep them in the Fund's portfolio.

Zero-Coupon  Bonds.  Zero-Coupon  bonds pay no interest.  They are issued at a substantial  discount  from their  face  value.  They may be  securities issued by the U.S. government or private issuers.

      "Stripped"  securities are the separate  income or principal  components of a debt security.  Some CMOs or other mortgage-related  securities may be  stripped,  with each  component  having a  different  proportion  of principal  or  interest  payments.  One  class  might  receive  all  the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than typical  interest-bearing  debt securities.  The  Fund may have to pay out the  imputed  income  on zero coupon  securities  without  receiving the cash  currently,  causing the
      Fund  to  sell  portfolio   securities  that  it  otherwise  might  have
      continued  to hold or to use cash flows from other  sources  such as the sale of Fund shares.

      Stripped  securities are  particularly  sensitive to changes in interest rates. The values of interest-only and  principal-only  mortgage-related
      securities   are  very  sensitive  to  changes  in  interest  rates  and prepayments  of underlying  mortgages.  The market for these  securities may be limited,  making it  difficult  for the Fund to value and to sell its holdings at an acceptable price.

OtherDebt  Securities.  The  Fund  may  invest  up  to  20%  of  its  assets  in investment-grade  debt  securities.  The Fund is not required to dispose of debt securities that fall below  investment grade after the Fund buys them.
     However,  the portfolio  managers will monitor those  holdings to determine whether the Fund should sell them.  While securities rated "Baa" by Moody's or "BBB" by  S&P  are  considered  "investment  grade,"  they have some speculative  characteristics.  Investment-grade  securities  are subject to risks of non-payment of interest and principal.

The Fund's Portfolio  "Duration"  Strategy.  The "maturity" of a security (the date  when  its  principal  repayment  is due)  differs  from  effective duration,  which  attempts  to  measure  the  expected  volatility  of a security's price.

      The Fund measures the duration of its entire  portfolio of securities on a  dollar-weighted  basis,  to  try to  maintain  an  average  effective duration of its  portfolio  of not more than three  years,  under normal market  conditions  (that  is,  when  financial  markets  are  not in an unstable or volatile  state).  However,  duration cannot be relied on as an exact  prediction  of future  volatility.  There can be no  assurance that the Fund will achieve its targeted portfolio duration at all times.

      Duration  calculations  rely on a number of  assumptions  and  variables based on the  historic  performance  of similar  securities.  Therefore, duration can be affected by  unexpected  economic  events or  conditions relating  to a  particular  security.  In the  case  of  CMOs,  duration calculations  are based on historic  rates of  prepayments of underlying mortgages.  If the  mortgages  underlying  the  Fund's  investments  are prepaid  more  rapidly  or  more  slowly  than  expected,  the  duration calculation for that security may not be correct.

Derivative Investments.  The Fund can invest in a number of different kinds of
      "derivative  investments."  CMOs and other  mortgage-related  securities are  examples  of  "derivative  investments"  the Fund uses to seek high
      current  income.   Some  derivative   investments   held  by  the  Fund,
      including  mortgage-related  securities,  may  be  illiquid,  making  it difficult  for  the  Fund  to  value  and to  sell  them  quickly  at an acceptable price.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  investment  policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  The Fund's  non-fundamental policy of investing at least 80%
of its assets in U.S. government  securities will not be changed by the Fund's
Board  of  Trustees  without  first  providing  shareholders  60 days  written notice.  Fundamental  policies  cannot be changed  without  the  approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental  policy.  Other  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the Fund can use the investment  techniques  and  strategies  described  below.  The Fund might not always  use all of  them.  These  techniques  have  risks,  although  some are designed to help reduce overall investment or market risks.

Repurchase Agreements.  The Fund can enter into repurchase agreements for cash management  and liquidity  purposes.  In a repurchase  transaction,  the
      Fund buys a U.S. government  security and simultaneously  agrees to sell it back  later  at a  higher  price  in the  future.  While  the  Fund's repurchase  agreements  must be fully  collateralized,  delays or losses could  occur if the other  party to the  agreement  defaults  or becomes insolvent.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require  registration  under applicable  securities laws before they may be sold publicly.  The Fund will not invest more than 10% of its net assets in  illiquid or  restricted  securities.  The Board can  increase that limit to 15%. Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.  The  Manager  monitors  holdings of  illiquid  securities  on an ongoing  basis to  determine  whether to sell any  holdings  to maintain adequate liquidity.

Other Derivatives. The Fund might use some other derivative investments,  such as  interest  rate swap  agreements  and  stripped  securities,  to seek higher  returns and may use  others,  such as options  and  futures,  to hedge portfolio and interest rate risks.

Hedging.  The Fund can buy and sell futures  contracts,  put and call options, and  interest  rate  swaps.  These  are  all  referred  to  as  "hedging instruments."  The Fund  does not use  hedging  instruments  extensively and is not  required  to use  them to seek its  objective.  The Fund has limits on its use of hedging  instruments,  for  example,  the fund does not use hedging instruments for speculative purposes.

      The Fund  might  buy and  sell  options  and  futures  for a  number  of purposes.  It  might  do so  to  try  to  manage  its  exposure  to  the possibility that the prices of its portfolio  securities may decline, or to  establish  a  position  in  the  securities  market  as a  temporary substitute for purchasing individual  securities.  It might do so to try to manage its exposure to changing interest rates.

      Hedging  has risks.  Options  trading  involves  the payment of premiums and has special tax effects on the Fund.  If the Manager  used a hedging instrument  at the wrong time or judged market  conditions  incorrectly, the hedge might not be  successful  and the  strategy  could  reduce the
      Fund's returns.  The Fund could also experience  losses if the prices of its futures and options  positions  were not  correlated  with its other investments  or if it could  not  close  out a  position  because  of an illiquid market.

"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase securities on a "when-issued"  basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to  securities  that have  been  created  and for  which a market  exists,  but which are not available for immediate  delivery.  There might be a risk of loss to the
      Fund if the value of the security declines prior to the settlement date.

Portfolio  Turnover.  The Fund may  engage  in  short-term  trading  to try to achieve its objective.  While portfolio  turnover can affect transaction costs the Fund  pays,  in most  cases  the Fund  does not pay  brokerage commissions  on debt  securities it buys.  If the Fund realizes  capital gains when it sells its  portfolio  investments,  it generally  must pay
      those   gains   out   to   shareholders,    increasing   their   taxable
      distributions.  Increased  portfolio  turnover  creates higher brokerage and  transaction  costs for the Fund (and may reduce  performance).  The
      Financial  Highlights  table  at the end of this  Prospectus  shows  the
      Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim  Investments.  In times of adverse or unstable market,  economic  or  political  conditions,  the Fund can invest up to
      100% of its assets in temporary  investments that are inconsistent  with the Funds'  principal  investment  strategies.  Generally  they would be cash  or  cash  equivalents,  such  as U.S.  Treasury  Bills  and  other short-term U.S. government  obligations or high-grade  commercial paper.
      The Fund can also hold these types of securities  pending the investment of proceeds  from the sale of Fund shares or portfolio  securities or to meet  anticipated  redemptions  of Fund  shares.  To the extent the Fund invests  defensively  in these  securities,  it might  not  achieve  its investment objectives.

Loans of Portfolio Securities.  The Fund has entered into a Securities Lending
      Agreement  with  JP  Morgan  Chase.   Under  that  agreement   portfolio
      securities  of the Fund may be  loaned  to  brokers,  dealers  and other financial  institutions.  The Securities Lending Agreement provides that loans  must  be  adequately  collateralized  and  may be  made  only  in conformity with the Fund's  Securities  Lending  Guidelines,  adopted by the Fund's Board of  Trustees.  The value of the  securities  loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $155 billion in assets as of September 30, 2004,  including other Oppenheimer funds with more than 7 million shareholder  accounts.  The Manager is located at Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

Portfolio  Managers.  The  Fund is  managed  by a  portfolio  management  team comprised  of  Angelo  Manioudakis  and other  investment  professionals
      selected  from  the  Manager's   high-grade  team  in  its  fixed-income
      department.  This  portfolio  management  team is primarily  responsible for the day-to-day  management of the Fund's portfolio.  Mr. Manioudakis is a Vice  President  of the  Fund  and  Senior  Vice  President  of the
      Manager.  Prior to joining the Manager in April  2002,  Mr.  Manioudakis was a portfolio manager at Morgan Stanley  Investment  Management (since
      August 1993).

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the
      Manager an advisory  fee at an annual  rate that  declines as the Fund's assets  grow:  0.50% of the first $100  million  of  average  annual net assets of the Fund,  0.45% of the next $150 million,  0.425% of the next
      $250 million,  and 0.40% of average  annual net assets in excess of $500 million.  The  Fund's  management  fee for its last  fiscal  year  ended
      September  30,  2003 was 0.41% of  average  annual  net  assets for each class of shares.

PENDING  LITIGATION.  Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager,  Distributor and Transfer
Agent,  some of the  Oppenheimer  funds,  including the Fund, and Directors or
Trustees of some of those funds,  excluding  those of the Fund. The complaints allege that the Manager  charged  excessive  fees for  distribution  and other costs,  improperly used assets of the funds in the form of directed  brokerage commissions  and 12b-1 fees to pay  brokers to  promote  sales of  Oppenheimer funds,  and failed to properly  disclose  the use of fund assets to make those payments  in  violation  of the  Investment  Company  Act and  the  Investment
Advisers Act of 1940. The complaints  further allege that by permitting and/or
participating  in  those  actions,   the  defendant  Trustees  breached  their
fiduciary duties to fund shareholders  under the Investment Company Act and at common law. Those law suits were filed on August 31, 2004,  September 3, 2004,
September 14, 2004,  September 14, 2004,  September 21, 2004 and September 22,
2004,  in the U.S.  District  Court for the Southern  District of New York. By
order dated October 27, 2004,  these six actions,  and future related actions, were consolidated by the District Court into a single consolidated  proceeding in  contemplation  of the filing of a  superceding  consolidated  and  amended complaint.  The present complaints seek unspecified  compensatory and punitive
damages,   rescission  of  the  funds'  investment  advisory  agreements,   an
accounting of all fees paid,  and an award of attorneys'  fees and  litigation expenses.

      The Manager  and the  Distributor  believe the claims  asserted in these law suits to be without merit, and intend to defend the suits vigorously.  The
Manager  and the  Distributor  do not  believe  that the  pending  actions are likely to have a material  adverse  effect on the Fund or on their  ability to perform their respective  investment advisory or distribution  agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor. Your dealer will place your order with the  Distributor on your behalf.  A broker or dealer may charge for that service.
Buying  Shares  Through  the  Distributor. Complete an  OppenheimerFunds new
      account   application  and   return   it  with  a  check payable to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.
o     Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
o     Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  Application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully  described  below  under  "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share plus any initial  sales charge that  applies.
The  offering  price that  applies  to a  purchase  order is based on the next calculation  of the  net  asset  value  per  share  that  is  made  after  the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of The New York Stock Exchange (the  "Exchange"), on each  day the  Exchange  is open  for  trading  (referred  to in this
      Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern  time,  but may close  earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset  value  per  share  for a class of  shares  on a  "regular business  day" is  determined  by  dividing  the value of the Fund's net assets  attributable to that class by the number of shares of that class outstanding  on that  day.  To  determine  net  asset  values,  the Fund assets are valued  primarily on the basis of current market  quotations.
      If market  quotations  are not readily  available  or do not  accurately reflect  fair value for a security (in the  Manager's  judgment) or if a security's value has been materially  affected by events occurring after
      the  close  of  the   exchange  or  market  on  which  the  security  is
      principally  traded,  that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

      The  Board  has  adopted  valuation  procedures  for  the  Fund  and has delegated the day-to-day  responsibility  for fair value  determinations to the Manager's Valuation  Committee.  Fair value determinations by the
      Manager are subject to review,  approval and  ratification  by the Board
      at  its  next   scheduled   meeting  after  the  fair   valuations   are
      determined.  In  determining  whether  current market prices are readily
      available  and  reliable,   the  Manager  monitors  the  information  it
      receives  in  the   ordinary   course  of  its   investment   management
      responsibilities  for significant  events that it believes in good faith will affect the market  prices of the  securities of issuers held by the
      Fund.  Those  may  include  events   affecting   specific  issuers  (for
      example,  a  halt  in  trading  of the  securities  of an  issuer  on an exchange during the trading day) or events affecting  securities markets
      (for  example,  a foreign  securities  market  closes early because of a natural disaster).

      If, after the close of the principal  market on which a security held by the Fund is traded  and before the time as of which the Fund's net asset values are  calculated  that day, a  significant  event  occurs that the
      Manager  learns of and  believes in the  exercise of its  judgment  will cause a material  change in the value of that  security from the closing price of the  security  on the  principal  market on which it is traded, the Manager  will use its best  judgment  to  determine a fair value for that security.

      The Manager believes that foreign  securities  values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation  procedures therefore include a procedure  whereby foreign  securities prices may be
      "fair valued" to take those factors into account.

The Offering  Price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order  by the  time the  Exchange  closes  that  day.  If your  order is received  on a day when the  Exchange  is closed or after it has closed, the order will receive the next offering price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive the order by the close of the  Exchange  and  transmit it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 P.M.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.
------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  five different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million for regular  accounts or lesser amounts for  certain  retirement  plans).  The amount of that sales  charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.

Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  5 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares.  Class Y shares  are  offered  only to  certain  institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future financial needs cannot be predicted with certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares. Because of the effect of class-based expenses,  your choice will also  depend on how much you plan to invest.  For  example,  the reduced sales  charges  available  for larger  purchases  of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your investment,  compared  to the  effect  over time of  higher  class-based expenses on shares of Class B, Class C or Class N. For retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing  for  the  Shorter  Term.  While  the  Fund is  meant  to be a long-term  investment,  if you have a relatively  short-term  investment horizon  (that is,  you plan to hold your  shares  for not more than six years),  you  should  most  likely  invest  in Class A or Class C shares rather  than Class B shares.  That is because of the effect of the Class
      B contingent  deferred sales charge if you redeem within five years,  as well as the  effect  of the  Class B  asset-based  sales  charge  on the investment  return  for  that  class in the  short-term.  Class C shares might be the  appropriate  choice  (especially  for  investments of less than  $100,000),  because  there is no initial  sales  charge on Class C shares,  and the  contingent  deferred  sales  charge  does not apply to amounts you sell after holding them one year.

      However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon  increases  toward six years,  Class C shares might not be as advantageous  as Class A shares.  That is because the  annual  asset-based  sales  charge  on Class C shares  will  have a greater  impact on your  account  over the longer  term than the reduced front-end  sales  charge  available  for  larger  purchases  of  Class A shares.

      If you invest $1 million or more,  in most cases  Class A shares will be the most  advantageous  choice,  no matter  how long you  intend to hold your shares. For that reason,  the Distributor  normally will not accept purchase  orders of  $100,000 or more of Class B shares or $1 million or more of  Class  C  shares  from a  single  investor.  Dealers  or  other financial  intermediaries  purchasing  shares  for  their  customers  in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that are not  borne by Class A or Class Y  shares,  such as the
      Class B, Class C and Class N asset-based  sales charge  described  below and in the Statement of Additional  Information.  Also,  checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling  another class.  It is important to remember that Class B, Class
      C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of
      Class A shares:  to  compensate  the  Distributor  for  concessions  and expenses  it pays to dealers  and  financial  institutions  for  selling shares.  The  Distributor may pay additional  compensation  from its own resources to  securities  dealers or financial  institutions  based upon the  value of  shares  of the  Fund  owned by the  dealer  or  financial institution for its own account or for its customers.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is  normally  net asset  value  plus an  initial  sales  charge.
However,  in some  cases,  described  below,  purchases  are not subject to an initial sales charge,  and the offering price will be the net asset value.  In other cases, reduced sales charges may be available,  as described below or in the Statement of  Additional  Information.  Out of the amount you invest,  the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the  entire  concession  to  dealers.  The  current  sales  charge  rates  and concessions paid to dealers and brokers are as follows:
 -------------------------------------------------------------------------------

Amount of Purchase     Front-End Sales    Front-End Sales   Concession As a
                                           Charge As a
                        Charge As a        Percentage of
                        Percentage of      Net Amount        Percentage of
                        Offering Price     Invested          Offering Price

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $100,000           3.50%              3.63%             3.00%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but         3.00%              3.09%             2.50%
 less than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but         2.50%              2.56%             2.00%
 less than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but         2.00%              2.04%             1.50%
 less than $1 million

 -------------------------------------------------------------------------------

SPECIAL  SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement
of  Additional  Information  details  the  conditions  for the waiver of sales charges that apply in certain  cases,  and the special sales charge rates that apply  to  purchases  of  shares  of the  Fund by  certain  groups,  or  under
specified   retirement  plan   arrangements  or  in  other  special  types  of
transactions.  To  receive a waiver or special  sales  charge  rate,  you must advise the  Distributor  when  purchasing  shares or the  Transfer  Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced  sales charge rates set forth in the table above under the Fund's "Right of  Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease  offering  these programs at any time.

o    Right of  Accumulation.  To reduce the Class A front-end sales charge under the rates in the table above that apply to larger purchases, you can add to the amount of your  current  purchase  the value of  investments  currently being  made by you and  your  spouse  (or  previously  made by you and your spouse and still  held) in Class A and Class B shares of the Fund and other
     Oppenheimer  funds (a list is in the  Statement of  Additional  Information under "How to Buy Shares - The  Oppenheimer  Funds").  You may not  include
     Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
     Reserves  on which  you did not pay a sales  charge  for this  purpose.  In totaling  your  holdings,  you may  count  shares  held in your  individual accounts  (including IRAs and 403(b) plans),  your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or  custodians  on behalf of your  children who are minors.  A fiduciary  can count all shares purchased  for a  trust,  estate  or  other  fiduciary  account  (including employee  benefit plans for the same employer) that has multiple  accounts.
     To  qualify  for  this  Right of  Accumulation,  if you are  buying  shares directly  from the Fund you must  inform  the  Fund's  Distributor  of your eligibility  and holdings at the time of your  purchase.  If you are buying
     shares   through  your   financial   intermediary   you  must  notify  your
     intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or your  current  intermediary  (depending  on the way you are buying  your  shares) a copy of each  account  statement  showing  your  current holdings of the Fund or other eligible  Oppenheimer funds,  including statements for  accounts  held by you and your  spouse or in  retirement  plans or trust or custodial  accounts for minor children as described  above.  The  Distributor or intermediary  through  which you are buying shares will combine the value of all your eligible  Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge  breakpoints you may qualify for on your current purchase.

o    Letters of Intent.  You may also reduce the Class A front-end  sales charge on  current  purchases  of shares of the Fund  under the rates in the table above by  submitting  a Letter of Intent  to the  Distributor.  A Letter of
     Intent is a written  statement of your intention to purchase Class A and/or
     Class B shares of the Fund (and  other  Oppenheimer  funds  except  Class A shares of Oppenheimer Money Market Fund and Oppenheimer Cash Reserves) over a 13-month period.  The total amount of your intended  purchases of Class A and Class B shares will  determine  the reduced sales charge rate that will apply to Class A shares of the Fund purchased  during that period.  You can include  purchases  made  up to 90 days  before  the  date  of the  Letter.
     Submitting  a Letter  of  Intent  does not  obligate  you to  purchase  the specified amount of shares. You can also apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

Other  Special  Sales  Charge  Arrangements  and  Waivers.  The  Fund  and the
Distributor offer other  opportunities to purchase shares without front-end or contingent  deferred  sales charges under the programs  described  below.  The
Fund  reserves the right to amend or  discontinue  these  programs at any time without prior notice.
o     Dividend  Reinvestment.  Dividends  and/or  capital gains  distributions received by a  shareholder  from the Fund may be  reinvested in shares  of the  Fund  or any of  the  other  Oppenheimer  funds without  sales  charge,  at the net  asset  value  per share in effect on the payable date.  You must notify the Transfer Agent in  writing  to elect  this  option  and must have an  existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged  for shares of certain  other  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales  charge,  and shares of the Fund can be  purchased  by  exchange  of shares of  certain other  Oppenheimer  funds on the same  basis.  Please  refer to
         "How  to  Exchange  Shares"  in  this  Prospectus  and  in  the
         Statement  of   Additional   Information   for  more   details,
         including a discussion of  circumstances in which sales charges may apply on exchanges.
o     Reinvestment  Privilege.  Within six months of a  redemption  of certain
         Class A and Class B shares,  the proceeds may be  reinvested in
         Class  A  shares  of  the  Fund  without  sales  charge.   This
         privilege  applies to  redemptions  of Class A shares that were subject  to an  initial  sales  charge  or  Class A or  Class B shares that were subject to a contingent  deferred sales charge when  redeemed.  The investor  must ask the Transfer  Agent for that  privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

o    Other Special  Reductions and Waivers.  The Fund and the Distributor  offer additional  arrangements to reduce or eliminate  front-end sales charges or
     to  waive   contingent   deferred   sales  charges  for  certain  types  of
     transactions  and for certain  classes of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).
     These are  described  in greater  detail in Appendix C to the  Statement of
     Additional  Information,  which is also  available on the  OppenheimerFunds website, at www.oppenheimerfunds.com (under the hyperlinks

"Access Accounts and Services - Investor Service  Center").  To receive a waiver or special  sales  charge rate under these  programs,  the  purchaser  must notify the  Distributor  (or other  financial  intermediary  through  which shares are being  purchased) at the time of purchase or notify the Transfer
     Agent at the time of  redeeming  shares  for those  waivers  that  apply to contingent deferred sales charges.

o     Purchases by Certain  Retirement Plans. There is no initial sales charge on  purchases  of Class A shares of the Fund by (1)  retirement plans  that have $10  million  or more in plan  assets and that have entered into a special  agreement with the Distributor and by (2)  retirement  plans  that are part of a  retirement  plan
         product  or   platform   offered   by  banks,   broker-dealers,
         financial advisors,  insurance companies or record-keepers that have entered into a special  agreement with the Distributor for this purpose. The Distributor  currently pays dealers of record concessions  in an amount equal to 0.25% of the purchase  price of  Class A  shares  by  those  retirement  plans  from its own resources  at the time of sale,  subject to certain  exceptions described in "Retirement  Plans" in the Statement of Additional
         Information.  No  contingent  deferred  sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating  $1 million or more,  or on  purchases  of Class A shares by certain  retirement plans that satisfied certain  requirements  prior to
      March 1, 2001  ("grandfathered  retirement  accounts").  However,  those
      Class A shares  may be subject to a Class A  contingent  deferred  sales
      charge,   as  described  below.   Retirement  plans  holding  shares  of
      Oppenheimer  funds in an  omnibus  account(s)  for the  benefit  of plan participants  in the  name  of a  fiduciary  or  financial  intermediary
      (other  than  OppenheimerFunds-sponsored  Single DB Plus  plans) are not permitted  to make  initial  purchases  of Class A shares  subject  to a contingent deferred sales charge.

      The  Distributor  pays dealers of record  concessions in an amount equal to 0.50% of  purchases  of $1 million or more  other than  purchases  by
      grandfathered   retirement   accounts.   For  grandfathered   retirement
      accounts,  the  concession  is  0.75%  of  the  first  $2.5  million  of purchases  plus 0.25% of purchases in excess of $2.5 million.  In either case,  the  concession  will  not be  paid on  purchases  of  shares  by exchange or that were  previously  subject to a front-end  sales  charge and dealer concession.

      If you redeem any of those shares  within an 18-month  "holding  period"
      measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the  aggregate  net asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The  Class A  contingent  deferred  sales  charge  will not  exceed  the aggregate  amount of the concessions the Distributor paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within five years from the beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:
--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other
      Class  B  shares  that  were  acquired  by  reinvesting   dividends  and
      distributions  on the  converted  shares  will also  convert  to Class A shares.  For further  information on the conversion  feature and its tax implications,  see "Class B  Conversion"  in the Statement of Additional
      Information.

How Can you Buy Class C  Shares?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets  of  $500,000  or  more  or  100 or  more  eligible  participants.  See
"Availability  of Class N shares" in the Statement of  Additional  Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset  value  without  an  initial  sales charge.  A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
      Oppenheimer  funds are  terminated as an  investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18 months of the plan's  first  purchase of Class N shares of any
      Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  Prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

Who Can Buy Class Y  Shares?  Class Y shares  are sold at net asset  value per share without a sales charge  directly to  institutional  investors  that have special  agreements with the  Distributor  for this purpose.  They may include insurance companies,  registered investment companies,  employee benefit plans and Section 529 plans, among others.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the  Fund's  other  classes of shares
(other  than the time those  orders must be  received  by the  Distributor  or
Transfer  Agent at their  Colorado  office) and the special  account  features available  to investors  buying those other  classes of shares do not apply to
Class Y shares.  Instructions for buying, selling,  exchanging or transferring
Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

      Investments  By  "Funds  of  Funds."  Class Y  shares  of the  Fund  are currently  offered as an  investment  to other  Oppenheimer  funds that act as
"funds of  funds."  The  Fund's  Board of  Trustees  has  approved  making the
Fund's shares available as an investment to those funds.  Those funds of funds may invest  significant  portions  of their  assets in shares of the Fund,  as described in their respective  prospectuses.  Those other funds,  individually and/or  collectively,  may own  significant  amounts of the Fund's shares from time to time. Those funds of funds typically use asset  allocation  strategies under which they may increase or reduce the amount of their  investment in the
Fund  frequently,  which  may occur on a daily  basis  under  volatile  market conditions.  Depending on a number of factors,  such as the flows of cash into and from  the Fund as a result  of the  activity  of other  investors  and the
Fund's then-current  liquidity,  those purchases and redemptions of the Fund's shares by funds of funds could require the Fund to purchase or sell  portfolio securities,  increasing  its  transaction  costs  and  possibly  reducing  its performance,  if the size of those purchases and redemptions  were significant relative to the size of the Fund.  For a further  discussion  of the  possible effects of frequent  trading in the Fund's shares,  please refer to "Are There
Limitations On Exchanges?".

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.25% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers, brokers,  banks and other financial institutions quarterly for providing personal  service and  maintenance  of accounts of their  customers that hold Class A shares.  With respect to Class A shares  subject to a Class
      A  contingent   deferred   sales  charge   purchased  by   grandfathered
      retirement  accounts,  the  Distributor  pays the 0.25%  service  fee to dealers in  advance  for the first year after the shares are sold by the dealer.  The  Distributor  retains the first year's  service fee paid by the Fund.  After the shares have been held by  grandfathered  retirement accounts for a year, the Distributor  pays the service fee to dealers on a quarterly basis.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under  the  plans,  the Fund pays the  Distributor  an annual asset-based  sales  charge  of 0.75% on Class B and  Class C shares  and
      0.25% on Class N shares.  The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C expenses by 1.0% and  increase  Class N expenses by 0.50% of the net  assets per year of the  respective  class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts that hold Class B, Class C or
      Class N shares. The Distributor  normally pays the 0.25% service fees to dealers in  advance  for the first year after the shares are sold by the dealer.  After the  shares  have been held for a year,  the  Distributor pays the service fees to dealers on a quarterly basis.

      The  Distributor  currently  pays a sales  concession  of  2.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  3.00%  of  the  purchase   price.   The
      Distributor  normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the  asset-based  sales  charge  as an  ongoing  concession  to the dealer on Class C shares that have been  outstanding for a year or more.
      The Distributor  normally retains the asset-based  sales charge on Class
      C shares  during the first year  after the  purchase  of Class C shares.
      See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class N shares is therefore 1.0% of the purchase price.  The Distributor normally  retains the  asset-based  sales charge on Class N shares.  See the Statement of Additional Information for exceptions.

      Under certain circumstances,  the Distributor will pay the full Class B,
      Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning  in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession  and the  advance of the first year's service fee at the time of purchase, if there is a special
      agreement   between   the   dealer   and  the   Distributor.   In  those
      circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the  OppenheimerFunds  Recordkeeper
      Pro program,  the  Distributor  will pay the Class C  asset-based  sales charge to the dealer of record in the first year after the  purchase  of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The Distributor  will use the service fee it receives from the Fund on those shares to  reimburse  FASCorp for  providing  personal services to the Class C accounts holding those shares.

      In  addition,  the  Manager  and the  Distributor  may make  substantial payments  to  dealers  or other  financial  intermediaries  and  service providers for distribution and/or shareholder servicing activities,  out of their own  resources,  including  the profits from the advisory  fees the Manager  receives from the Fund. Some of these  distribution-related payments  may  be  made  to  dealers  or  financial  intermediaries  for marketing,  promotional  or related  expenses;  these payments are often referred to as "revenue  sharing."  In some  circumstances,  those types
      of  payments  may  create  an  incentive   for  a  dealer  or  financial
      intermediary or its  representatives to recommend or offer shares of the
      Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer  or  financial  intermediary  for  more  details  about  any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.
      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by  writing a letter,  by wire by using the  Fund's checkwriting  privileges  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement,
   o  Shares are being  transferred  to a Fund account with a different  owner or name.
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business  or as a  fiduciary,  you must also  include  your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.

Sending Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve  wire  system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

Checkwriting.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your  shares  fluctuate  in value and you  should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received by the Transfer  Agent by the close of the Exchange  that day,  which is  normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem
shares  held  in  an  OppenheimerFunds-sponsored   qualified  retirement  plan
account or under a share certificate by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares any regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the  shares of the other  fund,  which may result in a capital  gain  or  loss.  Please  refer  to "How to  Exchange  Shares"  in the
Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:
o     Shares are redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction on the same regular  business day on which the Transfer Agent or its agent (such as a financial  intermediary holding  the  investor's  shares  in an  omnibus  account)  receives  an exchange  request that  conforms to the  policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day, which is  normally  4:00  P.M.  but may be  earlier  on some  days.  The
      Transfer  Agent  may  delay  the  reinvestment  of  the  proceeds  of an exchange up to seven days if it  determines  in its  discretion  that an earlier  transmittal  of the  redemption  proceeds to the receiving fund would be  detrimental  to the Fund from which the exchange is made or to the receiving fund.
o     The  interests  of the Fund's  shareholders  and the  Fund's  ability to manage its  investments  may be adversely  affected  when its shares are repeatedly  exchanged  over the short term.  When large  dollar  amounts are involved,  the Fund's  implementation  of its investment  strategies may be  negatively  affected  or the Fund  might have to raise or retain more cash than the portfolio  manager  would  normally  retain,  to meet unanticipated  redemptions.  Frequent  exchange  activity also may force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to meet those  exchange  requests.  These  factors might hurt the Fund's  performance.  When the Transfer Agent in its discretion believes  frequent  trading  activity  by any  person,  group or account would  have a  disruptive  effect on the  Fund's  ability  to manage its investments,  the Fund and the Transfer Agent may reject purchase orders and/or  exchanges  into the Fund.  The history of  exchange  activity in all accounts  known by the Transfer  Agent to be under common  ownership or control  within the  Oppenheimer  funds  complex may be considered by the Transfer  Agent,  with respect to the review of exchanges  involving this Fund as part of the  Transfer  Agent's  procedures  to  detect  and deter  excessive  exchange  activity.  The  Transfer  Agent  may  permit exchanges  that it believes  in the  exercise  of its  judgment  are not disruptive.  The  Transfer  Agent  might not be able to detect  frequent exchange  activity  conducted by the underlying owners of shares held in omnibus  accounts,  and  therefore  might  not be  able  to  effectively prevent  frequent  exchange  activity  in  those  accounts.  There is no guarantee  that the Transfer  Agent's  controls and  procedures  will be successful  to  identify  investors  who  engage  in  excessive  trading activity or to curtail that activity.

      As stated above,  the Fund permits  dealers or financial  intermediaries to submit  exchange  requests on behalf of their  customers  (unless the customer  has revoked that  authority).  The  Manager,  the  Distributor and/or the  Transfer  Agent  have  agreements  with a limited  number of
      broker-dealers  and  investment   advisers  permitting  them  to  submit
      exchange orders in bulk on behalf of their clients,  provided that those broker-dealers  or  advisers  agree to  restrictions  on their  exchange activity (which are more stringent than the  restrictions  that apply to other  shareholders).  Those  restrictions  include  limitations  on the funds  available for exchanges,  the  requirement to give advance notice of exchanges to the Transfer  Agent,  and limits on the amount of client assets  that may be  invested  in a  particular  fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange  requests  submitted by a  financial  intermediary  on behalf of a large  number of  accounts
      (including  pursuant  to the  arrangements  described  above) if, in the
      Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.
   o  The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may  refuse  any  exchange  order and is  currently  not obligated to provide notice before rejecting an exchange order.
   o  If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible  for exchange will be exchanged.

o     Frequent  purchases  and  redemptions  of the Fund's  shares by funds of funds that invest in the Fund and  periodically  re-adjust the amount of their investment  pursuant to asset reallocation  programs (described in their  prospectuses) may also increase the Fund's portfolio turnover and resulting  transaction  costs.  The Board of  Directors/Trustees  of the
      Fund  considered  the  possible  effects of those  transactions  when it permitted these asset  reallocation  arrangements.  Please refer to "How
      To Buy Shares - Investments By Funds of Funds" for more information.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum  Balance  Fee" is assessed on each Fund  account with a value of less than $500.  The fee is  automatically  deducted  from each applicable  Fund  account  annually  on or  about  the  second  to  last
      "regular  business  day" of  September.  See the Statement of Additional
      Information  (shareholders  may visit the  OppenheimerFunds  website) to learn how you can avoid this fee and for circumstances  under which this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear  market  risks until such time as such securities are converted into cash.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  Number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net  investment  income each  regular  business  day and pay those dividends  to  shareholders  monthly  on a  date  selected  by  the  Board  of
Trustees.  Daily  dividends  will not be declared  or paid on newly  purchased shares  until  Federal  Funds  are  available  to the Fund  from the  purchase payment for shares. Dividends and  distributions  paid to Class A and Class Y shares will  generally be higher than dividends for Class B, Class C and Class
N  shares,  which  normally  have  higher  expenses  than  Class A and Class Y shares.  The Fund has no fixed  dividend  rate and  cannot  guarantee  that it will pay any dividends or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
Distributions  are  subject to federal  income tax and may be subject to state or  local  taxes.  Dividends  paid  from  short-term  capital  gains  and  net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when distributed to shareholders.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Mutual  fund  distributions  of  interest  income  from U.S.  government securities  are  generally  free from state and local income  taxes.  However, particular states may limit that benefit,  and some types of securities,  such as repurchase  agreements  and  asset-backed  securities,  may not qualify for that benefit.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The  Fund  intends  each  year to  qualify  as a  "regulated  investment company"  under the  Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject to Federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distribution requirements.

Avoid  "Buying a  Distribution."  If you buy shares on or just before the Fund declares a capital gains  distribution,  you will pay the full price for the  shares  and then  receive a portion  of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you  may  have a  capital  gain  or loss  when  you  sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund may be considered a non-taxable  return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance  for the past  five  fiscal  years.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte &  Touche LLP the Fund's  independent registered  public accounting  firm, whose report, along with the Fund's  financial  statements,  is included in the  Statement  of
Additional Information, which is available upon request.

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                      2004
2003            2002            2001         2000
--------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.33     $
10.35     $     10.22     $      9.93   $    10.03
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .29
..22             .44             .50          .64
Net realized and unrealized gain (loss)                   (.17)
(.01)            .13             .37         (.13)

---------------------------------------------------------------------------
Total from investment operations                           .12
..21             .57             .87          .51
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.28)
(.23)           (.44)           (.58)        (.61)
--------------------------------------------------------------------------------
Net asset value, end of period                    $      10.17     $
10.33     $     10.35     $     10.22   $     9.93

===========================================================================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                        1.22%
2.01%           5.72%           8.98%        5.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  1,201,379     $
1,369,364     $ 1,355,382     $   786,012   $  627,495
--------------------------------------------------------------------------------
Average net assets (in thousands)                 $  1,257,178     $
1,476,397     $   968,852     $   681,977   $  673,323
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                     2.77%
2.14%           4.27%           4.96%        6.46%
Total expenses                                            0.88%
0.88%           0.88%           0.85%        0.83%
Expenses after payments and waivers
and reduction to custodian expenses                       0.79%            N/A
3           N/A 3           N/A 3        N/A 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                     75% 4
82%            161%             97%         121%

1. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not reflect  the  deduction  of taxes that a  shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$9,662,274,960 and $10,097,758,478, respectively.

CLASS B     YEAR ENDED SEPTEMBER 30,                     2004
2003            2002            2001            2000
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.32     $
10.35     $     10.22     $      9.93     $     10.02
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .22
..14             .37             .43             .57
Net realized and unrealized gain (loss)                  (.16)
(.02)            .12             .36            (.12)

-----------------------------------------------------------------------------
Total from investment operations                          .06
..12             .49             .79             .45
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)
(.15)           (.36)           (.50)           (.54)
--------------------------------------------------------------------------------
Net asset value, end of period                    $     10.17     $
10.32     $     10.35     $     10.22     $      9.93

=============================================================================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       0.56%
1.14%           4.93%           8.17%           4.64%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   495,417     $
723,564     $   759,144     $   425,088     $   329,877
--------------------------------------------------------------------------------
Average net assets (in thousands)                 $   586,747     $
800,685     $   523,711     $   353,905     $   360,003
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.99%
1.39%           3.50%           4.20%           5.70%
Total expenses                                           1.66%
1.62%           1.63%           1.60%           1.59%
Expenses after payments and waivers
and reduction to custodian expenses                      1.55%            N/A
3           N/A 3           N/A 3           N/A 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                    75% 4
82%            161%             97%            121%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$9,662,274,960 and $10,097,758,478, respectively.

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------

CLASS C     YEAR ENDED SEPTEMBER 30,                     2004
2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $     10.30     $
10.33     $     10.20     $      9.92     $     10.01
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .22
..15             .36             .44             .57
Net realized and unrealized gain (loss)                  (.16)
(.03)            .13             .34            (.12)

-----------------------------------------------------------------------------
Total from investment operations                          .06
..12             .49             .78             .45
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)
(.15)           (.36)           (.50)           (.54)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.15     $
10.30     $     10.33     $     10.20     $      9.92

=============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       0.58%
1.21%           4.95%           8.08%           4.65%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   484,575     $
685,735     $   656,959     $   248,537     $   168,665
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   565,671     $
733,037     $   407,864     $   190,885     $   184,442
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    2.03%
1.45%           3.43%           4.21%           5.70%
Total expenses                                           1.58%
1.56%           1.62%           1.60%           1.59%
Expenses after payments and waivers
and reduction to custodian expenses                      1.52%            N/A
3           N/A 3           N/A 3           N/A 3
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    75% 4
82%            161%             97%            121%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$9,662,274,960 and $10,097,758,478, respectively.

CLASS N     YEAR ENDED SEPTEMBER 30,                    2004
2003           2002           2001 1
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.32     $    10.35
$    10.21     $    10.06
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .25
..19            .37            .32
Net realized and unrealized gain (loss)                 (.16)
(.03)           .19            .15

---------------------------------------------------------
Total from investment operations                         .09
..16            .56            .47
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.25)
(.19)          (.42)          (.32)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.16     $    10.32
$    10.35     $    10.21

=========================================================

TOTAL RETURN, AT NET ASSET VALUE 2                      0.91%
1.58%          5.60%          4.74%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   47,472     $   43,645
$   24,101     $    1,922
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   44,515     $   35,965
$    8,750     $      597
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.48%
1.75%          3.62%          5.29%
Total expenses                                          1.26%
1.20%          1.11%          0.87%
Expenses after payments and waivers
and reduction to custodian expenses                     1.08%           N/A
4          N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   75% 5
82%           161%            97%

1.   For the period from March 1, 2001  (inception of offering) to September 30,
     2001.
2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized  for periods of less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions or the redemption of Fund shares.
3.   Annualized for periods of less than one full year.
4.   Reduction to custodian expenses less than 0.01%.
5.   The  portfolio  turnover  rate  excludes  purchase  transactions  and sales transactions  of To  Be  Announced  (TBA)  mortgage-related  securities  of
     $9,662,274,960 and $10,097,758,478, respectively.

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------
CLASS Y     YEAR ENDED SEPTEMBER 30,                     2004
2003            2002            2001            2000
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.32     $
10.34     $     10.21     $      9.93     $     10.03
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .32
..26             .47             .56             .68
Net realized and unrealized gain (loss)                  (.15)
(.01)            .14             .33            (.13)

------------------------------------------------------------------------------
Total from investment operations                          .17
..25             .61             .89             .55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.32)
(.27)           (.48)           (.61)           (.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.17     $
10.32     $     10.34     $     10.21     $      9.93

=============================================================================
-----------------------------------------------------------------------------
Total Return, at Net Asset Value 1                       1.68%
2.41%           6.13%           9.19%           5.71%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   258,937     $
241,856     $   141,508     $    42,527     $     6,400
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   248,689     $
201,564     $    86,883     $    22,239     $     4,178
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    3.13%
2.53%           4.54%           5.14%           6.78%
Total expenses                                           0.42% 3         0.44%
3         0.49% 3         0.71% 3         0.51% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  75%4
82%            161%             97%            121%

1.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized  for periods of less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions or the redemption of Fund shares.
2.   Annualized for periods of less than one full year.
3.   Reduction to custodian expenses less than 0.01%.
4.   The  portfolio  turnover  rate  excludes  purchase  transactions  and sales transactions  of To  Be  Announced  (TBA)  mortgage-related  securities  of
     $9,662,274,960 and $10,097,758,478, respectively.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited-Term Government Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
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By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
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On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund
are  available  on  the  EDGAR  database  on  the  SEC's  Internet   website  at
www.sec.gov.  Copies  may be  obtained  after  payment of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section,  Washington,  D.C. 20549-0102. No one has
been  authorized  to  provide  any  information  about  the  Fund or to make any representations  about the Fund other than what is contained in this Prospectus.
This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation of an offer to buy  shares  of the  Fund,  to any  person  in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-4563
PR0855.001.1104
Printed on recycled paper

                          Appendix to Prospectus of
                   Oppenheimer Limited-Term Government Fund

      Graphic material included in the Prospectus of Oppenheimer Limited-Term
Government Fund under the heading "Annual Total Returns (Class A)(as of 12/31 each year)":

      A  bar  chart  will  be  included  in  the   Prospectus  of  Oppenheimer
Limited-Term  Government Fund (the "Fund")  depicting the annual total returns of a  hypothetical  investment  in Class A shares  of the Fund for each of the ten most recent calendar  years,  without  deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

Calendar Year                 Annual Total
Ended                         Returns

12/31/94                      0.48%

12/31/95                      10.43%
12/31/96                      4.88%
12/31/97                      7.62%
12/31/98                      6.88%
12/31/99                      2.25%
12/31/00                      7.33%
12/31/01                      6.94%
12/31/02                      6.03%

12/31/03                      1.29%

Oppenheimer Limited-Term Government Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 24, 2004

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information in the Prospectus  dated November 24, 2004, as  supplemented  from time to time. It should be read together with the  Prospectus.  You can obtain the  Prospectus  by  writing to the Fund's  Transfer  Agent,  OppenheimerFunds
Services,  at P.O.  Box  5270,  Denver,  Colorado  80217,  or by  calling  the
Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.
    The Fund's Investment Policies....................................
Other Investment Techniques and Strategies............................
    Investment Restrictions...........................................
How the Fund is Managed ..............................................
    Organization and History..........................................
    Trustees and Officers of the Fund.................................
    The Manager.......................................................
Brokerage Policies of the Fund........................................
Distribution and Service Plans........................................
Performance of the Fund...............................................

About Your Account
How To Buy Shares.....................................................
How To Sell Shares....................................................
How To Exchange Shares................................................
Dividends, Capital Gains and Taxes....................................
Additional Information About the Fund.................................

Financial Information About the Fund
Independent Auditors' Report..........................................
Financial Statements..................................................

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A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      |X| U.S.  Government  Securities.  The  obligations  of U.S.  government agencies or  instrumentalities  in which the Fund may invest may or may not be guaranteed  or supported by the "full faith and credit" of the United  States.
"Full  faith and credit"  means  generally  that the taxing  power of the U.S.
government  is pledged to the payment of interest  and  repayment of principal on a  security.  If a  security  is not backed by the full faith and credit of the United  States,  the owner of the security  must look  principally  to the agency issuing the  obligation  for repayment.  The owner might not be able to
assert  a  claim  against  the  United   States  if  the  issuing   agency  or
instrumentality  does  not meet  its  commitment.  The  Fund  will  invest  in securities  of U.S.  government  agencies  and  instrumentalities  only if the
Manager   is   satisfied   that  the   credit   risk  with   respect  to  such
instrumentality is minimal.

      With its  objective  of  seeking  high  current  return  and  safety  of principal,  the Fund may  purchase or sell  securities  without  regard to the length of time the security  has been held,  to take  advantage of  short-term
differentials  in  yields.   While  short-term  trading  increases   portfolio
turnover,  the execution cost for U.S. Government  Securities is substantially less than for equivalent  dollar values of equity  securities  (see "Brokerage
Provisions of the Investment Advisory Agreement," below).

      |X|  Duration  of the  Fund's  Portfolio.  The Fund can  invest  in debt securities of any maturity or duration but  currently has an operating  policy to maintain a  dollar-weighted  average  effective  portfolio  duration of not more than 3 years.  The goal is to try to manage the sensitivity of the Fund's portfolio  to  changes  in  interest  rates,  and in  doing so to  manage  the volatility of the Fund's share prices in response to those  changes.  However, unanticipated  events may change the  effective  duration of a security  after the Fund buys it,  and there can be no  assurance  that the Fund will  achieve its targeted duration at all times.

      The  Manager  determines  the  effective  duration  of debt  obligations purchased by the Fund  considering  various factors that apply to a particular type of debt  obligation,  including  those  described  below.  Duration  is a measure of the expected life of a security on a current-value  basis expressed in years,  using  calculations  that  consider the  security's  yield,  coupon interest payments, final maturity and call features.

      While a debt security's  maturity can be used to measure the sensitivity of the security's  price to changes in interest rates, the term to maturity of a security  does not take into  account the pattern (or  expected  pattern) of the security's payments of interest or principal prior to maturity.  Duration, on the other hand,  measures the length of the time  interval from the present to the time when the  interest  and  principal  payments  are  scheduled to be received (or, in the case of a  mortgage-related  security,  when the interest payments are expected to be  received).  Duration  calculations  weigh them by the present  value of the cash to be received at each future point in time. If the  interest  payments on a debt  security  occur prior to the  repayment  of principal,  the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

      Absent  other  factors,  the lower the stated or coupon rate of interest
on  a  debt   security   or  the  longer  the   maturity   or  the  lower  the
yield-to-maturity  of the  debt  security,  the  longer  the  duration  of the security.  Conversely,  the higher the stated or coupon rate of interest,  the shorter the maturity or the higher the  yield-to-maturity  of a debt security, the shorter the duration of the security.

      Futures,  options and options on futures in general have  durations that are closely  related to the duration of the  securities  that  underlie  them.
Holding long  futures  positions  or call option  positions  (backed by liquid assets) will tend to lengthen the portfolio's duration.

      In some  cases the  standard  effective  duration  calculation  does not properly  reflect the  interest  rate  exposure of a  security.  For  example, floating and variable rate  securities  often have final  maturities of ten or more years.  However,  their exposure to interest rate changes  corresponds to the frequency of the times at which their  interest  coupon rate is reset.  In the case of mortgage  pass-through  securities,  the stated final  maturity of the security is typically 30 years,  but current rates or prepayments are more important to determine the  security's  interest rate  exposure.  In these and other similar  situations,  the Manager will use other  analytical  techniques that  consider  the  economic  life  of  the  security  as  well  as  relevant macroeconomic  factors (such as historical  prepayment  rates) in  determining the Fund's effective duration.

      |X|  Debt  Securities.  The  Fund  can  invest  in  a  variety  of  debt securities  of domestic  companies  to seek its  objective.  In general,  debt securities are also subject to credit risk and interest rate risk.

     o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest  or  principal  payments  or  both  as  they  become  due.  The  Fund's
investments   primarily  are  U.S.   government   securities.   U.S.  government
securities,  although  unrated,  are  generally  considered  to be equivalent to securities in the highest rating  categories.  As stated in the prospectus,  the
Fund may invest up to 20% of its net assets in investment grade debt securities.
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc., or at least "BBB" by Standard  &  Poor's  Rating  Service or
Fitch,  Inc., or that have comparable  ratings by another  nationally-recognized rating organization.

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If securities  the Fund buys are unrated,  to be  considered  part of the Fund's  holdings of  investment-grade securities,  they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

      o Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of debt  securities  resulting  from the  inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in general  interest  rates will tend to increase  their  value.  In addition, debt securities having longer maturities tend to offer higher yields,  but are subject to potentially greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect the interest income payable on those  securities  (unless the  security  pays  interest  at a  variable  rate  pegged to  interest  rate
changes).   However,  those  price  fluctuations  will  be  reflected  in  the valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment  collateralized by pools of commercial or residential mortgages.  Pools of mortgage  loans are assembled as  securities  for sale to investors by government agencies or  instrumentalities  or by private issuers.
These  securities  include   collateralized   mortgage  obligations  ("CMOs"),
mortgage pass-through  securities,  stripped mortgage pass-through securities, interests in real estate  mortgage  investment  conduits  ("REMICs") and other real estate-related securities.

      Mortgage-related  securities  that are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  government have  relatively  little credit risk  (depending on the nature of the issuer) but are subject to interest rate risks and prepayment  risks, as described in the Prospectus.  Mortgage-related securities issued by private issuers have greater credit risk.

      As  with  other  debt   securities,   the  prices  of   mortgage-related
securities tend to move inversely to changes in interest  rates.  The Fund can buy  mortgage-related  securities that have interest rates that move inversely to changes  in  general  interest  rates,  based on a  multiple  of a specific index.  Although  the value of a  mortgage-related  security  may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's maturity can be shortened by  unscheduled  prepayments  on  the  underlying  mortgages,  and  it is  not possible to predict  accurately  the security's  yield.  The principal that is returned earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid security.  As a result, these securities may be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have less  potential  for  appreciation  during periods of declining  interest rates, than conventional  bonds with comparable stated maturities.

      Prepayment risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can affect the value of the Fund's shares. If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium the Fund paid may be lost if there is a decline in the market value of the security,  whether that results from interest rate changes
or  prepayments  on  the  underlying  mortgages.   In  the  case  of  stripped
mortgage-related  securities,  if they experience  greater rates of prepayment than were anticipated,  the Fund may fail to recoup its initial  investment on the security.

      During  periods  of  rapidly  rising  interest  rates,   prepayments  of
mortgage-related  securities may occur at slower than expected  rates.  Slower prepayments  effectively may lengthen a mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the security to fluctuate more widely in responses to changes in interest  rates.  If the prepayments on the Fund's  mortgage-related  securities were to decrease broadly,  the Fund's effective  duration,  and therefore its  sensitivity to interest rate changes, would increase.

      As  with  other  debt   securities,   the  values  of   mortgage-related
securities  may be  affected  by changes  in the  market's  perception  of the creditworthiness  of the entity issuing the securities or  guaranteeing  them.
Their  values may also be affected by changes in  government  regulations  and tax policies.

            o Commercial  (Privately-Issued)  Mortgage Related Securities. The
Fund can invest in commercial  mortgage-related  securities  issued by private entities.  Generally these are multi-class  debt or pass-through  certificates secured by mortgage  loans on commercial  properties.  They are subject to the credit  risk of the issuer.  These  securities  typically  are  structured  to provide  protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated  classes take the first loss if there are defaults on the  underlying  loans.  They may also be  protected  to some  extent  by  guarantees,  reserve  funds or  additional collateralization mechanisms.

      |X|  Asset-Backed  Securities.  Asset-backed  securities  are fractional interests  in pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued  by  trusts or  special-purpose  corporations.  These securities  are  subject  to  prepayment  risks and the risk of default by the issuer as well as by the borrowers of the underlying  loans in the pool.  They are similar to mortgage-backed securities,  described above, and are backed by a pool of assets that consist of  obligations  of  individual  borrowers.  The income  from  the pool is  passed  through  to the  holders  of  participation interest  in the pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit, to try to reduce the risks that the underlying  debtors will not pay their obligations when due.

      The value of an  asset-backed  security  is  affected  by changes in the market's  perception of the asset backing the security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans, or the financial institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The risks of  investing  in asset-backed  securities are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, the
Fund would  generally have no recourse to the entity that originated the loans in the event of default by a  borrower.  The  underlying  loans are subject to prepayments,  which may  shorten the  weighted  average  life of  asset-backed securities  and may lower their  return,  in the same manner as in the case of mortgage-backed securities and CMOs, described above.

            o  Forward   Rolls.   The  Fund  can  enter  into  "forward  roll"
transactions with respect to mortgage-related  securities (also referred to as
"mortgage  dollar  rolls").  In this  type of  transaction,  the Fund  sells a mortgage-related  security to a buyer and simultaneously  agrees to repurchase a similar security (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will  have  the same  interest  rate as the  securities  that  are  sold,  but typically  will be  collateralized  by  different  pools  of  mortgages  (with different  prepayment  histories)  than the  securities  that have been  sold.
Proceeds  from  the sale  are  invested  in  short-term  instruments,  such as repurchase agreements.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To assure its future payment of the  purchase  price,  the Fund will  identify on its books  liquid assets in an amount equal to the payment obligation under the roll.

      These  transactions  have risks.  During the period between the sale and the  repurchase,  the Fund  will  not be  entitled  to  receive  interest  and principal  payments on the securities that have been sold. It is possible that the market value of the  securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

            o Collateralized Mortgage Obligations.  CMOs are multi-class bonds
that  are  backed  by  pools  of  mortgage  loans  or  mortgage   pass-through
certificates. They may be collateralized by:
(1)   pass-through  certificates  issued or guaranteed  by Ginnie Mae,  Fannie
                    Mae, or Freddie Mac,
(2)   unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
                    Administration   or  guaranteed   by  the   Department  of
                    Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a "tranche,"  is issued at a specific coupon rate and has a stated maturity or final  distribution  date.  Principal prepayments on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The principal and interest on the  underlying  mortgages may be allocated  among the several classes of a series of a CMO in different  ways. One or more tranches may have coupon rates that reset  periodically  at a specified  increase over an index.
These are floating  rate CMOs,  and  typically  have a cap on the coupon rate.
Inverse  floating  rate CMOs have a coupon  rate  that  moves in the  opposite direction of an applicable  index. The coupon rate on these CMOs will increase as general interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

            o  U.S.  Government  Mortgage-Related  Securities.  The  Fund  can
invest in a variety  of  mortgage-related  securities  that are issued by U.S.
government agencies or instrumentalities, some of which are described below.

            o GNMA Certificates.  The Government National Mortgage Association
("GNMA") is a  wholly-owned  corporate  instrumentality  of the United  States within the U.S. Department of Housing and Urban Development.  GNMA's principal programs  involve its  guarantees  of  privately-issued  securities  backed by pools of mortgages.  Ginnie Maes are debt securities  representing an interest in one  mortgage  or a pool of  mortgages  that  are  insured  by the  Federal
Housing  Administration  or the Farmers Home  Administration  or guaranteed by the Veterans Administration

      The Ginnie  Maes in which the Fund  invests  are of the "fully  modified pass-through"  type.  They provide that the  registered  holders of the Ginnie
Maes  will  receive  timely  monthly  payments  of the  pro-rata  share of the scheduled  principal  payments  on the  underlying  mortgages,  whether or not those  amounts are collected by the issuers.  Amounts paid  include,  on a pro rata basis,  any  prepayment of principal of such  mortgages and interest (net of servicing and other charges) on the aggregate unpaid  principal  balance of the Ginnie Maes,  whether or not the interest on the underlying  mortgages has been collected by the issuers.

      The  Ginnie  Maes  purchased  by the Fund are  guaranteed  as to  timely payment of  principal  and  interest by GNMA.  In giving that  guaranty,  GNMA expects  that  payments  received  by the issuers of Ginnie Maes on account of the mortgages  backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes.  However, if those payments are insufficient,  the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances  sufficient  for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under  Federal  law,  the full faith and credit of the United  States is pledged to the  payment of all  amounts  that may be required to be paid under any  guaranty  issued by GNMA as to such  mortgage  pools.  An  opinion  of an
Assistant  Attorney  General of the United  States,  dated  December  9, 1969, states that such  guaranties  "constitute  general  obligations  of the United
States  backed by its full faith and credit." GNMA is empowered to borrow from the United  States  Treasury to the extent  necessary  to make any payments of principal and interest required under those guaranties.

      Ginnie  Maes are  backed by the  aggregate  indebtedness  secured by the underlying  FHA-insured,  FMHA-insured or VA-guaranteed  mortgages.  Except to the extent of payments  received by the issuers on account of such  mortgages,
Ginnie  Maes do not  constitute  a  liability  of those  issuers,  nor do they evidence any recourse against those issuers.  Recourse is solely against GNMA.
Holders  of Ginnie  Maes (such as the Fund) have no  security  interest  in or lien on the underlying mortgages.

      Monthly  payments of principal will be made, and additional  prepayments of  principal  may be  made,  to  the  Fund  with  respect  to  the  mortgages underlying  the Ginnie  Maes owned by the Fund.  All of the  mortgages  in the pools  relating  to the  Ginnie  Maes in the Fund are  subject  to  prepayment without any significant  premium or penalty,  at the option of the mortgagors.
While the mortgages on 1-to-4-family  dwellings underlying certain Ginnie Maes have a stated  maturity of up to 30 years,  it has been the  experience of the mortgage industry that the average life of comparable  mortgages,  as a result of prepayments,  refinancing and payments from  foreclosures,  is considerably less.

            o Federal Home Loan Mortgage Corporation  ("FHLMC")  Certificates.
FHLMC,  a  corporate  instrumentality  of  the  United  States,  issues  FHLMC
Certificates  representing  interests in mortgage loans.  FHLMC  guarantees to each registered  holder of a FHLMC  Certificate  timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the   ultimate   collection   of  amounts   representing   the  holder's
                   proportionate   interest  in  principal   payments  on  the
                   mortgage  loans  in  the  pool  represented  by  the  FHLMC
                   Certificate,  in each case  whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations  solely of
FHLMC and are not backed by the full faith and credit of the United  States or any of its agencies or instrumentalities other than FHLMC.

            o   Federal   National   Mortgage    Association    (Fannie   Mae)
Certificates.   Fannie   Mae,  a   federally-chartered   and   privately-owned
corporation,  issues  Fannie  Mae  Certificates  which are backed by a pool of mortgage loans.  Fannie Mae guarantees to each  registered  holder of a Fannie
Mae  Certificate  that  the  holder  will  receive  amounts  representing  the holder's  proportionate interest in scheduled principal and interest payments, and any principal  prepayments,  on the mortgage loans in the pool represented by such  Certificate,  less  servicing  and guarantee  fees,  and the holder's proportionate  interest  in the full  principal  amount of any  foreclosed  or other liquidated  mortgage loan. In each case the guarantee applies whether or not those amounts are actually  received.  The obligations of Fannie Mae under its guarantees are obligations  solely of Fannie Mae and are not backed by the full  faith  and  credit  of the  United  States  or any  of its  agencies  or instrumentalities other than Fannie Mae.

      |X|  Treasury  Inflation-Protection  Securities.  The  Fund can buy U.S.
Treasury  securities,   called  "TIPS,"  which  are  designed  to  provide  an
investment  vehicle that is not  vulnerable  to  inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually based on changes in the published  Consumer Price Index.  If inflation  occurs,  the principal  and  interest  payments on TIPS are  adjusted to protect  investors from  inflationary  loss.  If deflation  occurs,  the  principal  and interest payments  will be adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

      |X|   Zero-Coupon   Securities.   The  Fund  may  buy   zero-coupon  and
delayed-interest  securities and "stripped"  securities.  These will typically be U.S.  Treasury  Notes and Bonds that have been stripped of their  unmatured
interest  coupons,  the  coupons  themselves,   or  certificates  representing
interests in those stripped debt obligations and coupons.

      Zero-coupon  securities do not make periodic  interest  payments and are sold  at a deep  discount  from  their  face  value  at  maturity.  The  buyer recognizes  a rate of return  determined  by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date. This discount  depends on the time remaining until maturity,  as well as prevailing interest  rates,  the liquidity of the security and the credit  quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually at the rate fixed at the time of their issuance,  their value is generally  more  volatile  than the value of other  debt  securities  that pay
interest.   Their  value  may  fall  more   dramatically  than  the  value  of
interest-bearing   securities   when  interest  rates  rise.  When  prevailing
interest  rates  fall,  zero-coupon  securities  tend to rise more  rapidly in value because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate will  fluctuate  from year to year.  Increased  portfolio  turnover could create  higher  transaction  costs for the Fund,  which may reduce its overall performance.  Additionally,  the  realization  of capital  gains from  selling portfolio  securities may result in distributions of taxable long-term capital gains to  shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal
Revenue Code.

      The Fund's  portfolio  turnover rate for the fiscal year ended September
30,  2004,  was 75%.  That was a slight  decrease  from the  Fund's  portfolio turnover rate of 82% for its fiscal year ended September 30, 2003.

      |X| Temporary Defensive and Interim Investments.  When market conditions are unstable,  or the Manager  believes it is otherwise  appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting to  reinvest  cash  received  from the sale of other  portfolio securities.  The  Fund's  temporary  defensive  investments  can  include  the following  short-term (maturing in one year or less)  dollar-denominated  debt obligations:
o     obligations  issued  or  guaranteed  by  the  U.  S.  government  or its instrumentalities or agencies,
o     commercial paper (short-term,  unsecured  promissory notes) rated in the highest rating category by an established rating organization,
o     debt  obligations of domestic or foreign  corporate  issuers rated "Baa"
      or higher by Moody's or "BBB" or higher by Standard & Poor's,
o     certificates  of  deposit  and  bankers'   acceptances  and  other  bank
      obligations, and
o     repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   "Stripped"  Mortgage-Related  Securities.  The Fund may  invest in stripped mortgage-related  securities that are created by segregating the cash flows from underlying  mortgage loans or mortgage  securities to create two or more  new  securities.  Each  has a  specified  percentage  of the  underlying security's  principal  or interest  payments.  These are a form of  derivative investment.

      Mortgage  securities  may be  partially  stripped  so  that  each  class receives some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the interest is  distributed  to holders of one type of security,  known as an "interest-only"  security, or "I/O," and all of the principal is distributed to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive to principal repayments  (including  prepayments)  on  the  underlying  mortgages.  If  the underlying  mortgages  experience  greater  than  anticipated  prepayments  of principal,  the Fund might not fully recoup its  investment in an I/O based on those  assets.  If  underlying  mortgages  experience  less  than  anticipated prepayments  of  principal,  the yield on the P/Os based on them could decline substantially.

      |X|  Floating  Rate  and  Variable  Rate   Obligations.   Variable  rate
obligations  may have a demand  feature  that  allows  the Fund to tender  the obligation  to the issuer or a third party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the terms of the obligations.

      The  interest  rate on a floating  rate note is  adjusted  automatically according to a stated  prevailing  market  rate,  such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard.  The instrument's rate is  adjusted  automatically  each  time the base  rate is  adjusted.  The interest  rate on a variable  rate note is also  based on a stated  prevailing market rate but is adjusted  automatically at specified intervals.  Generally, the changes in the interest rate on such securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation  is  less  than  that  for  fixed-rate obligations  of the same  maturity.  The Manager may determine that an unrated floating rate or variable rate obligation  meets the Fund's quality  standards by reason of being backed by a letter of credit or guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding  one year and upon no more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes  periodically during the life of the security on  predetermined  dates that are set when the security is issued.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase agreements. It might do so
o     for liquidity  purposes to meet anticipated  repurchases of Fund shares,
            or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the  settlement  of portfolio  securities  transactions,  or for temporary defensive purposes, as described below

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Manager from time to time.  The majority of these  transactions  run  from day to day,  and  delivery  pursuant  to the resale typically occurs within one to five days of the purchase.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times  while  the  repurchase  agreement  is  in  effect,  the  value  of  the collateral  must equal or exceed the repurchase  price to fully  collateralize the repayment obligation.  As a fundamental policy, the Fund requires that the ownership  and control of the  securities  subject to a  repurchase  agreement must be  transferred  to the Fund.  However,  if the  vendor  fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the  vendor's  creditworthiness  to confirm that the vendor is financially  sound and will monitor the collateral's  value on an ongoing basis.

      The Fund's  investments in repurchase  agreements  maturing in more than seven  (7)  days  are  limited  by the  Fund's  restriction  on  illiquid  and restricted  securities as stated in the  Prospectus.  The Fund has no limit on investments in repurchase agreements maturing in less than 7 days.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government
securities.   Securities   that  are  pledged  as  collateral  for  repurchase
agreements  are held by a custodian  bank until the  agreements  mature.  Each joint repurchase  arrangement requires that the market value of the collateral be sufficient to cover  payments of interest and  principal;  however,  in the event of default by the other  party to the  agreement,  retention  or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the
Securities  Act of 1933,  the Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  may make it more  difficult  to value them,  and might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X| Reverse Repurchase  Agreements.  The Fund can use reverse repurchase agreements  as a cash  management  tool,  but not as a source of leverage  for investing.  It does not currently use reverse repurchase  agreements,  but may do  so in  the  future.  When  the  Fund  enters  into  a  reverse  repurchase agreement,  it  segregates  on its books an amount of cash or U.S.  government securities  equal in  value to the  purchase  price of the  securities  it has committed  to buy,  plus  accrued  interest,  until the payment is made to the seller.  As a  fundamental  policy,  the Fund  will not  enter  into a reverse repurchase  agreement unless the securities that collateralize the transaction have a maturity date not later than the  settlement  date of the  transaction.
Before  the Fund  enters  into a reverse  repurchase  agreement,  the  Manager
evaluates   the   creditworthiness   of  the  seller,   typically  a  bank  or
broker-dealer.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such securities on a "delayed-delivery" basis.  "When-issued" or "delayed-delivery"
refers to  securities  whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery  and payment  for the  securities  take place at a later  date.  As a fundamental  policy, the Fund will not enter into such transactions unless the settlement  date is within  120 days of the trade  date and is settled in cash on the  settlement  date.  The  securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Manager before  settlement will affect the value of such  securities and may cause a loss to the Fund.  During the period between  purchase and settlement,  the Fund makes no payment to the issuer  and no  interest  accrues  to the Fund  from the  investment  until it receives  the security at  settlement.  There is a risk of loss to the Fund if the value of the security  changes prior to the settlement  date, and there is the risk that the other party may not perform.

      The Fund may  engage in  when-issued  transactions  to  secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the time the obligation  is  entered  into.  When the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of  investment  leverage.  Although  the Fund will enter into  when-issued  or delayed-delivery  purchase  transactions to acquire  securities,  the Fund may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security prior to its acquisition or to dispose of its right to deliver or receive  against a forward  commitment,  it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining the Fund's net asset value. In a sale transaction,  it records the proceeds to be received.  The Fund will identify on its books liquid assets at least  equal in value to the value of the Fund's  purchase  commitments  until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Loans of  Portfolio  Securities.  The  Fund may lend its  portfolio securities  pursuant to the  Securities  Lending  Agreement  (the  "Securities
Lending  Agreement") with JP Morgan Chase,  subject to the restrictions stated
in the Prospectus.  The Fund will lend such portfolio securities to attempt to increase  the  Fund's  income.  Under the  Securities  Lending  Agreement  and applicable  regulatory  requirements  (which are subject to change),  the loan collateral  must,  on each business day, be at least equal to the value of the loaned  securities  and must  consist  of cash,  bank  letters  of  credit  or securities of the U.S. Government (or its agencies or  instrumentalities),  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP
Morgan Chase, as agent,  amounts  demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing  bank must be  satisfactory  to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the  Securities  Lending  Agreement,  80% of all annual net income
(i.e., net of rebates to the Borrower) from securities  lending  transactions.
JP Morgan  Chase has agreed,  in general,  to  guarantee  the  obligations  of borrowers  to return  loaned  securities  and to be  responsible  for expenses relating to securities  lending.  The Fund will be responsible,  however,  for risks  associated with the investment of cash  collateral,  including the risk that the  issuer  of the  security  in  which  the  cash  collateral  has been invested  defaults.  The  Securities  Lending  Agreement  may be terminated by either JP Morgan Chase or the Fund on 30 days'  written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the Internal  Revenue
Code and permit  the Fund to  reacquire  loaned  securities  on five  business days' notice or in time to vote on any important matter.

      |X|  Borrowing.  The Fund has the  ability to borrow  from banks  and/or affiliated  investment  companies on an unsecured basis to invest the borrowed funds  in  portfolio  securities.  If the  Fund  does  borrow,  it  must do so consistent  with its fundamental  policy on borrowing  below.  Currently,  the
Fund  does not  anticipate  that its  borrowings  would  exceed  5% of its net assets.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments  to seek  income  or for  hedging  purposes.  A  number  of  these
derivative   investments,   such  as  "interest-only"   and   "principal-only"
securities,  have been described above. Some other derivative  investments the
Fund may use are the hedging instruments  described below in this Statement of
Additional Information.

      |X| Hedging.  Although the Fund does not anticipate the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the  Manager's  discretion,  as  described  below.  To  attempt  to protect against  declines in the market value of the Fund's  portfolio,  to permit the
Fund to retain  unrealized  gains in the value of portfolio  securities  which have appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to  increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

            o  Futures.  The  Fund  can buy and sell  futures  contracts  that relate to debt securities  (these are referred to as "interest rate futures").
An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of  debt  security  to  settle  the  futures transaction at a specified future date.  Either party could also enter into an offsetting contract to close out the position.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  Custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized by the Fund for tax purposes.  All futures  transactions are effected through a  clearinghouse  associated  with the exchange on which the contracts are traded.

            o Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options ("calls").  The Fund can buy and sell
exchange-traded  and  over-the-counter   put  and  call  options,   including,
securities  options and options on the types of futures the Fund can  purchase and sell.

            o Writing  Covered  Call  Options.  The Fund can  write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise  price,  multiplied by the specified  multiple  that  determines  the total  value of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The  Fund's  custodian,  or  a  securities  depository  acting  for  the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid  assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would  simply put the  Fund in a short  futures  position,  which  is  permitted  by the  Fund's hedging policies.

            o  Writing  Put  Options.  The Fund can  sell put  options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's  total assets  would be required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is  exercised,  the Fund must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise  price.  That price will usually exceed the market value of the  investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the  underlying  investment  and the  premium received  minus the sum of the exercise  price and any  transaction  costs the
Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

            o  Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  The Fund can buy puts on  securities or interest rate futures,  whether or not it owns them.  Buying a put on  securities or futures the Fund owns  enables  the Fund to attempt to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise price by selling the  underlying  investment at the exercise price to a seller  of a  corresponding  put.  If the  market  price  of the  underlying investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration date.  In that case the Fund will have paid the  premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on a future,  it pays a premium, but  settlement  is  in  cash  rather  than  by  delivery  of  the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

            o Risks of Hedging with  Options and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      o Interest  Rate Swap  Transactions.  The Fund can enter  into  interest rate swap  agreements.  In an interest  rate swap,  the Fund and another party exchange  their  right to receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities  that it owns.  The Fund will not enter into swaps with  respect to more than 25% of its total assets.  Also,  the Fund will identify on its books liquid  assets  (such as cash or U.S.  government  securities)  to  cover  any amounts it could owe under  swaps that  exceed the  amounts it is  entitled to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty will default. If the counterparty  defaults, the Fund's loss will consist of the net amount of contractual  interest  payments that the Fund has
not  yet  received.   The  Manager  will  monitor  the   creditworthiness   of
counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

            o  Swaption  Transactions.  The Fund  may  enter  into a  swaption transaction,  which is a  contract  that  grants  the  holder,  in return  for payment of the purchase price (the  "premium") of the option,  the right,  but not the  obligation,  to enter  into an  interest  rate swap at a preset  rate within a  specified  period  of time,  with the  writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable changes in the preset rate on the  underlying  interest rate swap.  Unrealized gains/losses  on swaptions are reflected in investment  assets and  investment liabilities in the Fund's statement of financial condition.

o Regulatory Aspects of Hedging  Instruments.  The Commodities Futures Trading
Commission (the "CFTC") recently eliminated  limitations on futures trading by certain  regulated  entities  including  registered  investment  companies and consequently  registered  investment companies may engage in unlimited futures transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under the Commodity
Exchange  Act  (CEA").  The Fund may use  futures  and options for hedging and non-hedging  purposes to the extent consistent with its investment  objective, internal risk management  guidelines  adopted by the Fund's investment advisor
(as they may be amended from time to time),  and as otherwise set forth in the
Fund's prospectus or this statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The  Fund  cannot  buy  securities  or  other   instruments   issued  or
guaranteed  by any one  issuer if more than 5% of its  total  assets  would be invested  in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does not  apply to
securities  issued  by  the  U.S.   government  or  any  of  its  agencies  or
instrumentalities, or securities of other investment companies.

o     The  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities.

o     The Fund cannot deviate from any of its other  investment  policies that are described as  fundamental  policies in the Prospectus or this Statement of
Additional Information.

o     The Fund cannot make loans  except (a)  through  lending of  securities,
(b)  through  the  purchase  of  debt  instruments  or  similar  evidences  of indebtedness,  (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund  cannot  borrow  money in excess of 33 1/3% of the value of its
total  assets.   The  Fund  may  borrow  only  from  banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy, the Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

o     The Fund cannot  purchase or sell real estate,  commodities or commodity contracts.  However,  the Fund may use  hedging  instruments  approved  by its
Board of Trustees  whether or not those  hedging  instruments  are  considered commodities or commodity contracts.

o     The Fund cannot underwrite securities.  A permitted exception is in case it is  deemed  to be an  underwriter  under  the  Securities  Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.  Examples of those activities include borrowing
money,  reverse  repurchase   agreements,   delayed-delivery  and  when-issued
arrangements for portfolio securities  transactions,  contracts to buy or sell derivatives, hedging instruments, options, or futures.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?  The Fund has additional  operating policies which are stated below, that are not  "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in the securities of other registered  investment companies or registered  unit investment  trusts in reliance on  sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act of 1940.

o     As a  non-fundamental  policy,  the Fund can  invest at least 80% of its net assets in obligations  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities,  repurchase  agreements on those  securities,
and   hedging   instruments   approved   by  its  Board  of   Trustees.   This
non-fundamental  policy  will not be changed by the Fund's  Board of  Trustees without first providing shareholders 60 days written notice.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to  concentrate  its  investments, the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in 1986.  Prior  to  April 7,  1990,  the  Fund  was  managed  by a  different investment advisor than the Manager.

      The Fund is governed by a Board of Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities, review its performance, and review the actions of the Manager.

      |X|  Classes  of  Shares.   The   Trustees   are   authorized,   without
shareholder  approval,  to create  new  series  and  classes  of  shares.  The
Trustees may reclassify  unissued shares of the Fund into additional series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same  investment  portfolio.

 Only   retirement   plans  may   purchase   Class  N  shares.   Only  certain
institutional  investors may elect to purchase  Class Y shares.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to hold,  regular  annual meetings  of  shareholders,  but  may do so from  time  to  time on  important matters  or when  required  to do so by the  Investment  Company  Act or other applicable  law.  Shareholders  have the right,  upon a vote or declaration in writing  of  two-thirds  of the  outstanding  shares of the Fund,  to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit  Committee,  a Review Committee and a
Governance  Committee.  The Audit Committee is comprised solely of Independent
Trustees.   The  members  of  the  Audit   Committee  are  Edward  L.  Cameron
(Chairman),  George C. Bowen,  Robert J. Malone and F. William  Marshall,  Jr.
The Audit  Committee held six meetings  during the fiscal year ended September
30,  2004.  The  Audit  Committee  furnishes  the Board  with  recommendations regarding  the  selection  of the  Fund's  independent  auditors.  Other  main functions  of the  Audit  Committee  include,  but are  not  limited  to:  (i)
reviewing  the scope and results of financial  statement  audits and the audit fees charged;  (ii)  reviewing  reports from the Fund's  independent  auditors regarding  the Fund's  internal  accounting  procedures  and  controls;  (iii)
review reports from the Manager's Internal Audit Department;  (iv) maintaining a separate line of communication  between the Fund's independent  auditors and its Independent  Trustees;  and (v) exercise all other  functions  outlined in the Audit  Committee  Charter,  including  but not  limited to  reviewing  the independence of the Fund's  independent  auditors and the  pre-approval of the performance  by the Fund's  independent  auditors  of any  non-audit  service, including tax service,  for the Fund and the Manager and certain affiliates of the Manager that is not prohibited by the Sarbanes-Oxley Act.

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
Robert G. Avis, Sam Freedman,  and Beverly Hamilton. The Review Committee held six meetings  during the fiscal year ended  September  30,  2004.  Among other functions,  the Review Committee reviews reports and makes  recommendations to the  Board  concerning  the fees  paid to the  Fund's  transfer  agent and the
Manager and the services  provided to the Fund by the  transfer  agent and the
Manager.  The Review Committee also reviews the Fund's investment  performance and  policies  and  procedures  adopted by the Fund to comply with  Investment
Company Act and other applicable law.

      The members of the  Governance  Committee are Robert Malone  (Chairman),
William Armstrong,  Beverly Hamilton and F. William Marshall,  Jr. Each member of the  Committee is  independent,  meaning each person is not an  "interested person" as defined in the  Investment  Company Act. The  Governance  Committee
was  established  in  August  2004 and did not hold any  meetings  during  the
Fund's  fiscal year ended  September  30, 2004.  The  Governance  Committee is expected to consider general  governance  matters,  including a formal process for shareholders to send  communications  to the Board and the  qualifications of candidates for board  positions  including  consideration  of any candidate recommended by shareholders.

      The Governance  Committee has not yet adopted a charter, but anticipates that  it  will  do so by the end of this  calendar  year.  The  Committee  has temporarily  adopted the  process  previously  adopted by the Audit  Committee
regarding   shareholder   submission   of   nominees   for  board   positions.
Shareholders  may submit  names of  individuals,  accompanied  by complete and properly supported resumes,  for the Governance  Committee's  consideration by mailing such  information  to the Committee in care of the Fund. The Committee may  consider  such  persons  at such  time as it meets to  consider  possible nominees.  The Committee,  however,  reserves sole discretion to determine the candidates  for  trustees and  independent  trustees to recommend to the Board and/or  shareholders and may identify candidates other than those submitted by
Shareholders.  The  Committee  may,  but need not,  consider  the  advice  and recommendation  of the Manager and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those  instances when a shareholder vote is required.

      Shareholders  who desire to  communicate  with the Board should  address correspondence  to the Board as an  individual  Board  member  and may  submit their  correspondence  electronically  at  www.oppenheimerfunds.com  under the
                                           ------------------------
caption  "contact  us" or by  mail  to the  Fund  at the  address  above.  The
Governance   Committee  will  consider  if  a  different   process  should  be
recommended to the Board.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees are  "Independent  Trustees"  under the  Investment  Company Act. Mr.
Murphy is an "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the Fund  with the  understanding  that in the event he ceases to be the chief executive officer of the Manager,  he will resign as a trustee of the Fund and the  other  Board II Funds  (defined  below)  for  which  he is a  trustee  or director.

      The Fund's  Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal  occupations and business  affiliations  during  the past five  years  are  listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares  of  the  Fund  as  well  as  the  aggregate  dollar  range  of  shares beneficially  owned in any of the Oppenheimer  funds overseen by the Trustees.
All  of  the  Trustees  are  also  trustees  or  directors  of  the  following
Oppenheimer  funds  (except  for  Ms.  Hamilton  and Mr.  Malone,  who are not
Trustees of Oppenheimer  Senior  Floating Rate Fund) (referred to as "Board II
Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.        Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Opportunity Fund   Trust
Oppenheimer Main Street Small Cap Fund     Centennial Government Trust
Oppenheimer Municipal Fund                 Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Principal Protected Trust      Trust
Oppenheimer Principal Protected Trust II   Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs.  Gillespie,   Manioudakis,  Miao,  Murphy,  Petersen,  Vandehey,
Vottiero,  Wixted  and  Zack,  and  Mses.  Bloomberg,  Ives and  Lee,  who are
officers of the Fund,  respectively  hold the same offices with one or more of the  other  Board II  Funds  as with the  Fund.  As of  October  29,  2004 the
Trustees  and  officers  of  the  Fund,  as  a  group,   owned  of  record  or
beneficially  less than 1% of each class of shares of the Fund.  The foregoing statement  does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares beneficially owned under that plan by the officers of the Fund listed  above.  In addition, each  Independent  Trustee (and their  immediate  family members) does not own securities of either the Manager or  Distributor  of the Board II Funds or any
person  directly or  indirectly  controlling,  controlled  by or under  common control with the Manager or Distributor.

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the

Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Trustee ;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Trustee            the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.           Chairman   of  the   following   private None       Over
Armstrong,           mortgage   banking   companies:   Cherry            $100,000
Chairman of the      Creek  Mortgage  Company  (since  1991),
Board since 2003     Centennial    State   Mortgage   Company
and Trustee since    (since  1994),   The  El  Paso  Mortgage
1999                 Company    (since    1993),    Transland
Age: 67              Financial  Services,  Inc. (since 1997);
                     Chairman   of  the   following   private
                     companies:   Great  Frontier   Insurance
                     (insurance    agency)    (since   1995),
                     Ambassador    Media    Corporation   and
                     Broadway   Ventures   (since  1984);   a
                     director   of   the   following   public
                     companies:Helmerich & Payne, Inc.(oil
                     and  gas  drilling/production   company)
                     (since    1992)    and     UNUMProvident
                     (insurance  company)  (since 1991).  Mr.
                     Armstrong is also a Director/Trustee  of
                     Campus   Crusade   for  Christ  and  the
                     Bradley Foundation.  Formerly a director
                     of  the  following:  Storage  Technology
                     Corporation  (a  publicly-held  computer
                     equipment    company)     (1991-February
                     2003),    and    International    Family
                     Entertainment    (television    channel)
                     (1992-1997),  Frontier Real Estate, Inc.
                     (residential   real  estate   brokerage)
                     (1994-1999),  and Frontier  Title (title
                     insurance  agency)  (1995-June  1999); a
                     U.S.   Senator   (January   1979-January
                     1991).  Oversees  39  portfolios  in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,      Formerly,   Director  and  President  of None       Over
Trustee since 1993   A.G.  Edwards  Capital,   Inc.  (General            $100,000
Age: 73              Partner of private  equity funds) (until
                     February 2001); Chairman,  President and
                     Chief Executive  Officer of A.G. Edwards
                     Capital,  Inc. (until March 2000);  Vice
                     Chairman and  Director of A.G.  Edwards,
                     Inc. and Vice  Chairman of A.G.  Edwards
                     &  Sons,  Inc.  (its  brokerage  company
                     subsidiary)    (until    March    1999);
                     Chairman of A.G.  Edwards  Trust Company
                     and A.G.E. Asset Management  (investment
                     advisor)  (until  March  1999);   and  a
                     Director  (until  March  2000)  of  A.G.
                     Edwards  & Sons and A.G.  Edwards  Trust
                     Company.  Oversees 39  portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,     Formerly   Assistant   Secretary  and  a $1-$10,000 Over
Trustee since 1998   director  (December  1991-April 1999) of            $100,000
Age: 68              Centennial        Asset       Management
                     Corporation;  President, Treasurer and a
                     director  (June   1989-April   1999)  of
                     Centennial  Capital  Corporation;  Chief
                     Executive  Officer  and  a  director  of
                     MultiSource   Services,    Inc.   (March
                     1996-April  1999).  Until April 1999 Mr.
                     Bowen   held   several    positions   in
                     subsidiary  or  affiliated  companies of
                     the Manager.  Oversees 39  portfolios in
                     the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,   A  member  of The  Life  Guard  of Mount None       $50,001-$100,000
Trustee since 2001   Vernon,  George Washington's home (since
Age: 66              June  2000).  Formerly  Director  (March
                     2001-May  2002) of Genetic ID, Inc.  and
                     its   subsidiaries   (a  privately  held
                     biotech   company);   a  partner   (July
                     1974-June           1999)           with
                     PricewaterhouseCoopers      LLP      (an
                     accounting  firm);  and  Chairman  (July
                     1994-June 1998) of Price  Waterhouse LLP
                     Global  Investment  Management  Industry
                     Services  Group.  Oversees 39 portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,       Director  (since February 1998) of Rocky None       Over
Trustee since 1990   Mountain     Elk      Foundation      (a            $100,000
Age: 62              not-for-profit  foundation);  a director
                     (since  1997) of Putnam  Lovell  Finance
                     (finance  company);  a  director  (since
                     June   2002)   of   UNUMProvident    (an
                     insurance company).  Formerly a director
                     (October   1999-October  2003)  of  P.R.
                     Pharmaceuticals    (a   privately   held
                     company);   Chairman   and  a   director
                     (until  October  1996) and President and
                     Chief  Executive  Officer (until October
                     1995) of the Manager;  President,  Chief
                     Executive  Officer and a director (until
                     October     1995)     of     Oppenheimer
                     Acquisition     Corp.,      Shareholders
                     Services Inc. and Shareholder  Financial
                     Services,  Inc.  Oversees 39  portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,        Director   of    Colorado    Uplift   (a None       Over
Trustee since 1996   non-profit   charity)  (since  September            $100,000
Age: 64              1984).  Formerly  (until  October  1994)
                     Mr.  Freedman held several  positions in
                     subsidiary  or  affiliated  companies of
                     the Manager.  Oversees 39  portfolios in
                     the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee   of   Monterey    International None       $50,001-$100,000
Trustee since 2002   Studies  (an  educational  organization)
Age: 58              (since  February  2000);  a director  of
                     The     California      Endowment     (a
                     philanthropic    organization)    (since
                     April  2002) and of  Community  Hospital
                     of   Monterey   Peninsula   (educational
                     organization)  (since  February 2002); a
                     director  of  America   Funds   Emerging
                     Markets   Growth  Fund  (since   October
                     1991)  (an   investment   company);   an
                     advisor to Credit Suisse First  Boston's
                     Sprout   venture   capital  unit.   Mrs.
                     Hamilton   also  is  a  member   of  the
                     investment     committees     of     the
                     Rockefeller   Foundation   and   of  the
                     University   of   Michigan.    Formerly,
                     Trustee  of   MassMutual   Institutional
                     Funds  (open-end   investment   company)
                     (1996-May   2004);  a  director  of  MML
                     Series  Investment  Fund (April 1989-May
                     2004) and MML Services  (April  1987-May
                     2004) (investment companies);  member of
                     the investment committee  (2000-2003) of
                     Hartford     Hospital;     an    advisor
                     (2000-2003)   to  Unilever   (Holland)'s
                     pension fund;  and  President  (February
                     1991-April   2000)  of  ARCO  Investment
                     Management    Company.    Oversees    38
                     portfolios   in   the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,    Chairman,  Chief  Executive  Officer and $10,001-$50Over
Trustee since 2002   Director of Steele  Street State Bank (a $100,000
Age: 60              commercial    banking   entity)   (since
                     August   2003);   director  of  Colorado
                     UpLIFT   (a   non-profit   organization)
                     (since  1986);  trustee  (since 2000) of
                     the    Gallagher    Family    Foundation
                     (non-profit   organization).   Formerly,
                     Chairman   of  U.S.   Bank-Colorado   (a
                     subsidiary of U.S.  Bancorp and formerly
                     Colorado     National    Bank,)    (July
                     1996-April  1,  1999),  a  director  of:
                     Commercial   Assets,   Inc.   (a   REIT)
                     (1993-2000),  Jones  Knowledge,  Inc. (a
                     privately   held   company)   (2001-July
                     2004) and U.S.  Exploration,  Inc.  (oil
                     and  gas   exploration)   (1997-February
                     2004).  Oversees  38  portfolios  in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William           Trustee  of   MassMutual   Institutional None       Over
Marshall, Jr.,       Funds   (since   1996)  and  MML  Series            $100,000
Trustee since 2001   Investment   Fund  (since   1987)  (both
Age: 62              open-end  investment  companies) and the
                     Springfield     Library    and    Museum
                     Association  (since 1995)  (museums) and
                     the    Community    Music    School   of
                     Springfield    (music   school)   (since
                     1996);  Trustee  (since 1987),  Chairman
                     of the Board  (since  2003) and Chairman
                     of  the  investment   committee   (since
                     1994)   for   the   Worcester   Polytech
                     Institute  (private   university);   and
                     President and Treasurer  (since  January
                     1999)  of the SIS  Fund (a  private  not
                     for profit charitable  fund).  Formerly,
                     member of the  investment  committee  of
                     the  Community   Foundation  of  Western
                     Massachusetts  (1998 -  2003);  Chairman
                     (January   1999-July   1999)  of  SIS  &
                     Family Bank, F.S.B.  (formerly SIS Bank)
                     (commercial  bank);  and Executive  Vice
                     President  (January  1999-July  1999) of
                     Peoples Heritage  Financial Group,  Inc.
                     (commercial    bank).     Oversees    39
                     portfolios   in   the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     The address of Mr. Murphy in the chart below is Two World Financial Center,
225 Liberty Street,  11th Floor, New York, NY 10281-1008.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

Interested Trustee
    and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the

Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Trustee;                              BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Trustee            the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman,  Chief  Executive  Officer and None       Over
President and        director    (since    June   2001)   and            $100,000
Trustee since 2001   President  (since September 2000) of the
Age: 55              Manager;  President  and a  director  or
                     trustee  of  other  Oppenheimer   funds;
                     President  and a  director  (since  July
                     2001) of Oppenheimer  Acquisition  Corp.
                     (the Manager's  parent holding  company)
                     and    of    Oppenheimer     Partnership
                     Holdings,   Inc.   (a  holding   company
                     subsidiary of the  Manager);  a director
                     (since       November      2001)      of
                     OppenheimerFunds  Distributor,  Inc.  (a
                     subsidiary  of  the  Manager);  Chairman
                     and a  director  (since  July  2001)  of
                     Shareholder   Services,   Inc.   and  of
                     Shareholder  Financial  Services,   Inc.
                     (transfer  agent   subsidiaries  of  the
                     Manager);   President   and  a  director
                     (since  July  2001) of  OppenheimerFunds
                     Legacy   Program  (a  charitable   trust
                     program  established by the Manager);  a
                     director  of  the  following  investment
                     advisory  subsidiaries  of the  Manager:
                     OFI   Institutional   Asset  Management,
                     Inc.,    Centennial   Asset   Management
                     Corporation,      Trinity     Investment
                     Management   Corporation   and   Tremont
                     Capital    Management,    Inc.    (since
                     November   2001),    HarbourView   Asset
                     Management  Corporation  and OFI Private
                     Investments,  Inc.  (since  July  2001);
                     President  (since  November 1, 2001) and
                     a   director   (since   July   2001)  of
                     Oppenheimer   Real   Asset   Management,
                     Inc.;  Executive Vice  President  (since
                     February 1997) of  Massachusetts  Mutual
                     Life  Insurance  Company (the  Manager's
                     parent company);  a director (since June
                     1995) of DLB Acquisition  Corporation (a
                     holding  company that owns the shares of
                     Babson   Capital   Management   LLC);  a
                     member   of   the   Investment   Company
                     Institute's Board of Governors  (elected
                     to serve from  October  3, 2003  through
                     September  30,  2006).  Formerly,  Chief
                     Operating Officer  (September  2000-June
                     2001)  of  the  Manager;  President  and
                     trustee  (November  1999-November  2001)
                     of  MML  Series   Investment   Fund  and
                     MassMutual      Institutional      Funds
                     (open-end   investment   companies);   a
                     director  (September  1999-August  2000)
                     of   C.M.   Life   Insurance    Company;
                     President,  Chief Executive  Officer and
                     director  (September  1999-August  2000)
                     of  MML   Bay   State   Life   Insurance
                     Company;   a  director  (June  1989-June
                     1998)  of  Emerald   Isle   Bancorp  and
                     Hibernia  Savings  Bank (a  wholly-owned
                     subsidiary  of  Emerald  Isle  Bancorp).
                     Oversees      63      portfolios      as
                     Trustee/Director   and   21   additional
                     portfolios    as    Officer    in    the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The  address  of the  Officers  in the chart  below is as  follows:  for
Messrs.  Manioudakis,  Gillespie, Miao and Zack and Messes. Bloomberg and Lee,
Two World Financial Center, 225 Liberty Street,  New York, NY 10281-1008,  for
Messrs. Vandehey,  Vottiero,  Petersen and Wixted and Ms. Ives, 6803 S. Tucson
Way,  Centennial,  CO  80112-3924.  Each Officer  serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Angelo Manioudakis,        Senior Vice  President of the Manager (since April 2002),
Vice President and         of  HarbourView  Asset  Management   Corporation   (since
Portfolio Manager since    April,  2002 and of OFI  Institutional  Asset Management,
2002                       Inc.  (since June 2002);  an officer of 14  portfolios in
Age: 38                    the   OppenheimerFunds    complex.   Formerly   Executive
                           Director  and  portfolio  manager for Miller,  Anderson &
                           Sherrerd,   a  division  of  Morgan  Stanley   Investment
                           Management (August 1993-April 2002).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,          Senior  Vice  President  and  Chief  Compliance   Officer
Vice President and Chief   (since March 2004) of the Manager;  Vice President (since
Compliance Officer since   June  1983)  of   OppenheimerFunds   Distributor,   Inc.,
2004                       Centennial Asset  Management  Corporation and Shareholder
Age: 54                    Services,   Inc.  Formerly  (until  February  2004)  Vice
                           President    and   Director   of   Internal    Audit   of
                           OppenheimerFunds,  Inc.  An officer of 83  portfolios  in
                           the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,           Senior Vice  President and  Treasurer  (since March 1999)
Treasurer since 1999       of  the   Manager;   Treasurer   of   HarbourView   Asset
Age: 45                    Management  Corporation,  Shareholder Financial Services,
                           Inc., Shareholder Services,  Inc., Oppenheimer Real Asset
                           Management   Corporation,   and  Oppenheimer  Partnership
                           Holdings,   Inc.  (since  March  1999),  of  OFI  Private
                           Investments,     Inc.     (since    March    2000),    of
                           OppenheimerFunds  International Ltd. and OppenheimerFunds
                           plc  (since  May  2000),  of  OFI   Institutional   Asset
                           Management,   Inc.   (since   November   2000),   and  of
                           OppenheimerFunds  Legacy  Program (a Colorado  non-profit
                           corporation)  (since  June  2003);  Treasurer  and  Chief
                           Financial  Officer  (since May 2000) of OFI Trust Company
                           (a trust company  subsidiary  of the Manager);  Assistant
                           Treasurer  (since March 1999) of Oppenheimer  Acquisition
                           Corp.  Formerly  Assistant  Treasurer of Centennial Asset
                           Management  Corporation  (March  1999-October  2003)  and
                           OppenheimerFunds  Legacy Program (April  2000-June 2003);
                           Principal and Chief Operating  Officer (March  1995-March
                           1999)  at  Bankers  Trust  Company-Mutual  Fund  Services
                           Division.   An   officer   of  83   portfolios   in   the
                           OppenheimerFunds complex.

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Brian Petersen,            Assistant  Vice  President  of the Manager  since  August
Assistant Treasurer since  2002;  formerly   Manager/Financial   Product  Accounting
2004                       (November  1998-July 2002) of the Manager.  An officer of
Age: 34                    83 portfolios in the OppenheimerFunds complex.

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Philip Vottiero,           Vice  President/Fund  Accounting  of  the  Manager  since
Assistant Treasurer since  March 2002. Formerly Vice President/Corporate  Accounting
2002                       of the Manager (July  1999-March  2002) prior to which he
Age: 41                    was  Chief  Financial  Officer  at  Sovlink   Corporation
                           (April  1996-June  1999).  An officer of 83 portfolios in
                           the OppenheimerFunds complex.

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Robert G. Zack,            Executive  Vice   President   (since  January  2004)  and
Vice President & Secretary General  Counsel  (since  February  2002) of the Manager;
since 2001                 General  Counsel and a director  (since November 2001) of
Age: 56                    the  Distributor;  General  Counsel (since November 2001)
                           of Centennial Asset Management  Corporation;  Senior Vice
                           President and General  Counsel  (since  November 2001) of
                           HarbourView Asset Management  Corporation;  Secretary and
                           General  Counsel  (since  November  2001) of  Oppenheimer
                           Acquisition  Corp.;  Assistant  Secretary  and a director
                           (since  October 1997) of  OppenheimerFunds  International
                           Ltd.  and  OppenheimerFunds  plc;  Vice  President  and a
                           director    (since    November   2001)   of   Oppenheimer
                           Partnership  Holdings,  Inc.; a director  (since November
                           2001) of Oppenheimer Real Asset Management,  Inc.; Senior
                           Vice  President,  General  Counsel and a director  (since
                           November 2001) of Shareholder  Financial Services,  Inc.,
                           Shareholder  Services,  Inc.,  OFI  Private  Investments,
                           Inc.  and  OFI  Trust  Company;   Vice  President  (since
                           November  2001)  of   OppenheimerFunds   Legacy  Program;
                           Senior  Vice   President  and  General   Counsel   (since
                           November  2001) of OFI  Institutional  Asset  Management,
                           Inc.;  a director  (since June 2003) of  OppenheimerFunds
                           (Asia)  Limited.  Formerly  Senior  Vice  President  (May
                           1985-December  2003),  Acting General  Counsel  (November
                           2001-February  2002) and Associate  General  Counsel (May
                           1981-October  2001) of the Manager;  Assistant  Secretary
                           of Shareholder  Services,  Inc. (May 1985-November 2001),
                           Shareholder    Financial    Services,    Inc.   (November
                           1989-November 2001); and  OppenheimerFunds  International
                           Ltd.  (October  1997-November  2001).  An  officer  of 83
                           portfolios in the OppenheimerFunds complex.

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Phillip S. Gillespie,      Senior Vice President and Deputy  General  Counsel of the
Assistant Secretary since  Manager  since  September  2004.  Formerly Mr.  Gillespie
2004                       held the following  positions at Merrill Lynch Investment
Age: 40                    Management:  First Vice President  (2001-September 2004);
                           Director (from 2000) and Vice President  (1998-2000).  An
                           officer of 74 portfolios in the OppenheimerFunds complex.

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Kathleen T. Ives,          Vice  President  (since June 1998) and Senior Counsel and
Assistant Secretary since  Assistant  Secretary (since October 2003) of the Manager;
2001                       Vice  President  (since  1999)  and  Assistant  Secretary
Age: 39                    (since  October  2003)  of  the  Distributor;   Assistant
                           Secretary   (since  October  2003)  of  Centennial  Asset
                           Management  Corporation;  Vice  President  and  Assistant
                           Secretary  (since 1999) of  Shareholder  Services,  Inc.;
                           Assistant    Secretary    (since    December   2001)   of
                           OppenheimerFunds   Legacy   Program  and  of  Shareholder
                           Financial  Services,  Inc.. Formerly an Assistant Counsel
                           (August  1994-October  2003) and Assistant Vice President
                           of the Manager (August  1997-June 1998). An officer of 83
                           portfolios in the OppenheimerFunds complex.

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Dina C. Lee,               Assistant  Vice  President and  Assistant  Counsel of the
Assistant Secretary since  Manager (since December  2000);  formerly an attorney and
2004                       Assistant  Secretary  of Van Eck Global  (until  December
Age: 34                    2000).    An   officer   of   83    portfolios   in   the
                           OppenheimerFunds complex.

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Lisa I. Bloomberg,         Vice  President  and  Associate  Counsel  of the  Manager
Assistant Secretary since  since  May  2004;   formerly  First  Vice  President  and
2004                       Associate General Counsel of UBS Financial  Services Inc.
Age: 36                    (formerly,  PaineWebber  Incorporated)  (May 1999 - April
                           2004)  prior to which she was an  Associate  at  Skadden,
                           Arps, Slate,  Meagher & Flom, LLP (September 1996 - April
                           1999).    An   officer   of   83    portfolios   in   the
                           OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

Wayne Miao,                Assistant  Vice  President and  Assistant  Counsel of the
Assistant Secretary since  Manager  since  June 2004.  Formerly  an  Associate  with
2004                       Sidley  Austin  Brown & Wood  LLP  (September  1999 - May
Age: 31                    2004).    An   officer   of   74    portfolios   in   the
                           OppenheimerFunds complex.

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      |X|  Remuneration  of Trustees.  The officers of the Fund and Mr. Murphy
(who is an officer  and Trustee of the Fund) are  affiliated  with the Manager and  receive no salary or fee from the Fund.  The  remaining  Trustees  of the
Fund received the  compensation  shown below from the Fund with respect to the
Fund's fiscal year ended September 30, 2004. The  compensation  from all 39 of the Board II Funds (including the Fund) represents  compensation  received for serving as a director or trustee and member of a committee (if  applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------

Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $8,647                $118,649
Chairman of the Board of
Trustees and Governance
Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $5,676                $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $5,676                $101,499
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $6,530                $115,503
Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $6,530                $115,503
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $5,676                $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton
Review Committee Member and               $5,6762             $150,5423,4
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone
Governance Committee Chairman             $5,6765              $100,1793
and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.
Audit Committee Member and                $5,676               $149,4996
Governance Committee Member

-------------------------------------------------------------------------------

Effective  December  15,  2003,  James C. Swain,  retired as Trustee  from the
Board II Funds.  For the fiscal  year ended  September  30,  2004,  Mr.  Swain received $ 2,257 aggregate  compensation  from the Fund. For the calendar year ended December 31, 2003, Mr. Swain received  $178,000,  in total  compensation from all of the Oppenheimer funds for which he served as Trustee or Director.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Includes  $5,676  deferred  under Deferred  Compensation  Plan described below.
3.    Total  compensation for Mrs. Hamilton and Mr. Malone was paid by all the
   Board II Funds,  with the  exception of  Oppenheimer  Senior  Floating Rate
   Fund for  which  they  currently  do not  serve as  Trustees  (total  of 38
   Oppenheimer funds at December 31, 2003).
4.    Includes  $50,363  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
5.    Includes  $5,676  deferred  under Deferred  Compensation  Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with the  instructions  for Form N-1A. The Fund and Manager do not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

|X|   Deferred  Compensation  Plan For  Trustees.  The Board of  Trustees  has
adopted a Deferred  Compensation Plan for disinterested  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustee's  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange  Commission (the "SEC"), the Fund may invest in the funds selected by the Trustee under the plan without shareholder  approval for the limited  purpose of  determining  the value of the Trustee's  deferred fee account.

      |X| Major  Shareholders.  As of October 29 2004,  the only  persons  who owned of record or were  known by the Fund to own  beneficially  5% or more of the Fund's outstanding securities of any class were:

      Merrill  Lynch  Pierce  Fenner &  Smith,  for the  sole  benefit  of its customers,  Attn: Fund Admn, #97F98, 4800 Deer Lake Drive E., 3rd Floor,
      Jacksonville,  Florida  32246-6484,  which owned  4,391,647.987  Class C shares (representing  approximately 9.39% of the Fund's then-outstanding
      Class C shares).

      Merrill  Lynch  Pierce  Fenner &  Smith,  for the  sole  benefit  of its customers,  Attn:  Fund  Admn,  4800 Deer  Lake  Drive  E.,  3rd  Floor,
      Jacksonville,  Florida  32246-6484,  which  owned  505,615.418  Class  N
      shares    (representing    approximately    10.75%    of   the    Fund's
      then-outstanding Class N shares), for the sole benefit of its customers.

      Oppenheimer  Capital  Preservation  Fund,  Attn:  Brian Wixted,  6803 S.
      Tucson Way, Englewood,  CO 80112-3924,  which owned 16,165,114.144 Class
      Y   shares   (representing    approximately   81.44%   of   the   Fund's
      then-outstanding Class Y shares).

Oregon College Savings Plan Conservative Portfolio,  Attn: Amy Sullivan,
      c/o  OppenheimerFunds  P.O. Box 5270 Denver, CO 80217-5270,  which owned
      1,056,576.197  Class Y shares  (representing  approximately 5.32% of the
      Fund's then-outstanding Class Y shares).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would  compete  with  or  take  advantage  of  the  Fund's  portfolio transactions.  Covered  persons include persons with knowledge of the investments  and  investment  intentions  of the Fund and other funds advised by the  Manager.  The Code of Ethics  does  permit  personnel subject  to the Code to invest in  securities,  including  securities that may be  purchased  or held by the Fund,  subject  to a number of restrictions  and  controls.  Compliance  with the Code of  Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

|X|   Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which the Fund  votes  proxies  relating  to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts  of  interest  that may arise  between the Fund and OFI where an OFI directly-controlled  affiliate  manages or administers the assets of a pension plan of a company  soliciting  the proxy.  The Fund's  Portfolio  Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.

o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.

o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

      The Fund is  required  to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without  charge,  upon request,  by calling  the Fund  toll-free  at  1.800.525-7048  and (ii) on the
SEC's website at www.sec.gov.

|X|   The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other  members  of  the  Manager's  Fixed  Income  Portfolio  Team provide the  portfolio  managers  with  counsel  and  support in managing  the
Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during  its last three fiscal years were:

--------------------------------------------------------------------------------
Fiscal Year ended 9/30:          Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                    $8,206,128
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2003                                   $13,226,495
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2004                                   $11,063,230
--------------------------------------------------------------------------------

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions in connection with any matters to which the investment advisory agreement relates.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the Independent  Trustees,  is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered: o The nature, cost, and quality of the services provided to the Fund and its  shareholders;  o The  profitability  of the Fund to the Manager;  o The investment  performance of the Fund in comparison to regular market  indices;  o
Economies of scale that may be  available  to the Fund from the Manager;  o Fees paid by other mutual funds for similar services;  o The value and quality of any other benefits or services  received by the Fund from its relationship  with the
Manager,  and o The direct and indirect  benefits the Manager  received from its relationship  with the Fund. These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered  by the  Independent  Trustees  meeting separately  from  the  full  Board  with  experienced  Counsel  to the  Fund and experienced  Counsel to the  Independent  Trustees who assisted the Board in its deliberations.  The Fund's  Counsel and the  Independent  Trustees'  Counsel are
independent  of the  Manager  within  the  meaning  and  intent of the SEC Rules regarding the independence of counsel.

     After careful deliberation,  the Board, including the Independent Trustees, concluded  that it was in the best  interest of  shareholders  to  continue  the investment  advisory agreement for another year. In arriving at a decision,  the
Board did not  single  out any one  factor  or group of  factors  as being  more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

Under  the  investment  advisory  agreement,  in  choosing  brokers  to  execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commission  paid to those  brokers may be higher than  another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

     Subject to those  considerations,  as a factor in selecting brokers for the
Fund's portfolio  transactions,  the investment  advisory agreement also permits the  Manager  to  consider  sales of  shares  of the Fund and  other  investment companies for which the Manager or an affiliate  serves as  investment  adviser.
Notwithstanding  that  authority,  and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio  transactions.
Rule 12b-1 under the Investment  Company Act prohibits  (effective  December 13,
2004) any fund from compensating a broker or dealer for promoting or selling the fund's  shares by (1)  directing  to that  broker or  dealer  any of the  fund's portfolio  transactions,  or (2) directing any other remuneration to that broker or  dealer,  such as  commissions,  mark-ups,  mark downs or other fees from the fund's  portfolio  transactions,  that were effected by another broker or dealer
(these  latter   arrangements   are  considered  to  be  a  type  of  "step-out"
transaction).  In other words, a fund and its investment  advisor cannot use the fund's  brokerage  for the purpose of rewarding  broker-dealers  for selling the fund's shares.  However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares,  provided that certain  procedures are adopted  to  prevent  a  quid  pro  quo  with  respect  to  portfolio  brokerage allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct  portfolio  securities  transactions  to brokers or dealers  that also
promote  or  sell  shares  of  the  Fund,   subject  to  the  "best   execution"
considerations  discussed above.  Those procedures are designed to prevent:

(1)  the Manager's  personnel who effect the Fund's portfolio  transactions from taking into  account a broker's or dealer's  promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and

(2)  the Fund, the Manager and the Distributor  from entering into agreements or understandings under which the Manager directs or is expected to direct the
     Fund's  brokerage  directly,  or through a "step-out"  arrangement,  to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the  Fund's  shares or the  shares of any of the other  Oppenheimer funds.

Brokerage Practices Followed by the Manager.  Most securities  purchases made by the Fund are in principal  transactions  at net prices.  The Fund usually  deals directly  with the  selling or  purchasing  principal  or market  maker  without incurring  charges for the services of a broker on its behalf unless the Manager determines  that a better  price  or  execution  may be  obtained  by using  the services of a broker.  Therefore,  the Fund does not incur substantial brokerage costs.  Portfolio securities purchased from underwriters include a commission or concession  paid by the issuer to the  underwriter in the price of the security.
Portfolio securities purchased from dealers include a spread between the bid and asked price.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

     The Manager  allocates  brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above.
Generally,  the  Manager's  portfolio  traders  allocate  brokerage  based  upon recommendations  from the Manager's  portfolio  managers.  In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     In an option transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.  When  possible,  the Manager  tries to combine  concurrent orders to  purchase or sell the same  security by more than one of the  accounts managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

   --------------------------------------------------------------------------
   Fiscal Year Ended 9/30:   Total Brokerage Commissions Paid by the Fund1
   --------------------------------------------------------------------------
   ---------------------------------------------------------------------

            2002                            $1,019,623

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2003                             $454,612

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2004                           $340,523[2]

   ---------------------------------------------------------------------

   Amounts  do  not  include   spreads  or   commissions  on  principal
   transactions on a net trade basis.
   In the  fiscal  year  ended  9/30/04,  the  amount  of  transactions directed to brokers for  research  services was $0 and amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor from the sale of shares and the contingent  deferred sales charges retained by the  Distributor  on the  redemption  of shares  during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End

Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
9/30:     Class A Shares   Distributor1

-------------------------------------------
-------------------------------------------
  2002       $4,979,938      $1,375,203
-------------------------------------------
-------------------------------------------

  2003       $4,827,184      $1,153,5611

-------------------------------------------
-------------------------------------------

  2004       $2,545,019       $746,854

-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
9/30:     Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2002        $628,691       $5,895,254       $3,652,865        $13,7562

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2003       $1,128,086      $4,114,376       $2,423,455        $206,242

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004        $273,096       $1,108,004        $720,281         $144,953

-----------------------------------------------------------------------------

The Distributor  advances  concession  payments to financial  intermediaries for  certain  sales of Class A shares  and for sales of Class B and Class
   C shares from its own resources at the time of sale.

The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------
Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
9/30:     Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002        $61,857        $1,292,727        $249,900           $5,086

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2003        $195,938       $2,378,915        $433,146          $163,150
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2004        $41,537        $1,513,575        $160,470          $66,059

------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees1,  cast  in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their  sole  discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fees it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial   intermediaries,   brokers  and  dealers  may  receive  other
payments  from the  Distributor  or the Manager  from their own  resources  in connection  with the  promotion  and/or sale of shares of the Fund,  including payments to defray expenses  incurred in connection with educational  seminars and  meetings.  The  Manager or  Distributor  may share  expenses  incurred by financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of  payments  they make from their own  resources  for these  purposes.
You should ask your dealer or financial  intermediary  for more details  about any such payment it receives.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments  to be made under a plan must be  approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the Class A the plan that  would  materially increase  payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The Board has set the rate at that  level.  The  Distributor does not receive or retain the  service fee on Class A shares in accounts  for which the Distributor has been listed as the  broker-dealer  of record.  While the plan  permits  the  Board to  authorize  payments  to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except  in the case of the  special  arrangement  described  below,  regarding
grandfathered   retirement   accounts.   The  Distributor  makes  payments  to
recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  September 30, 2004 payments under the Class A distribution  and service plan totaled  $3,085,660,  none of which was service payments  retained by the  Distributor  in connection  with the  grandfathered retirement  accounts,  described  above,  and  included  $190,283  paid  to an affiliate  of the  Distributor's  parent  company.  In  addition,  $62,753 was retained for the asset-based  sales charge, as allowed under the plan prior to
January 1,  2003.  Any  unreimbursed  expenses  the  Distributor  incurs  with respect  to  Class  A  shares  in any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services  that  recipients  provide  for the  service  fee are  similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
quarterly  basis,  without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares  are  outstanding,  after  their purchase,  the  Distributor  makes  service fee  payments  quarterly  on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those  shares.  Class B, Class C or Class N shares may not be  purchased  by an  investor  directly  from the  Distributor without the  investor  designating  another  broker-dealer  of record.  If the investor  no  longer  has  another  broker-dealer  of record  for an  existing account,  the Distributor is automatically  designated as the broker-dealer of record,  but  solely  for the  purpose  of acting as the  investor's  agent to purchase the shares.  In those cases, the Distributor  retains the asset-based sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective classes.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------

   Distribution Fees Paid to the Distributor for the Fiscal Year Ended 9/30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $5,876,600      $4,553,3751      $1,435,542         0.29%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $5,663,458       $980,8932      $13,015,189         2.69%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $222,559        $154,1263        $941,435          1.98%

--------------------------------------------------------------------------------

1.    Includes  $65,425  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $149,144  paid to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $7,413  paid  to an  affiliate  of  the  Distributor's  parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.CALL  OPP  (225.5677) or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      o     Yields  and  total   returns   measure   the   performance   of  a
         hypothetical  account  in the Fund over  various  periods  and do not show the performance of each  shareholder's  account.  Your account's performance  will  vary  from  the  model  performance  data  if your dividends  are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's  performance  returns  may not reflect the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The principal  value of the Fund's shares,  its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

--------------------------------------------------------------------------------

|X|  Yields.  The Fund uses a variety  of  different  yields to  illustrate  its current  returns.  Each  class of shares  calculates  its yield  separately because of the different expenses that affect each class.

o    Standardized Yield. The "standardized yield" (sometimes referred to just as
     "yield") is shown for a class of shares for a stated 30-day  period.  It is not based on actual  distributions  paid by the Fund to shareholders in the
     30-day period,  but is a  hypothetical  yield based upon the net investment income  from the  Fund's  portfolio  investments  for that  period.  It may therefore  differ from the  "dividend  yield" for the same class of shares, described below.

Standardized Yield  = 2[( a - b +1)6   -1 ]
                          ------
                           cd

Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

     The symbols above represent the following factors:

a    = dividends and interest earned during the 30-day period.

b    = expenses accrued for the period (net of any expense assumptions).

c    = the average daily number of shares of that class  outstanding  during the
     30-day period that were entitled to receive dividends.

d    = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o Dividend  Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend  yield  is based on the  dividends  paid on a class of  shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

   Dividend Yield = dividends paid x 12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B, Class C and Class
N shares is the net asset  value per share,  without  considering  the effect of contingent  deferred sales charges.  There is no sales charge on Class Y shares.
The Class A dividend  yield may also be quoted  without  deducting  the  maximum initial sales charge.

-------------------------------------------------------------------------------
 The Fund's Yields for
  the 30-Day Periods
      Ended 9/30
--------------------------------------------------------------------
--------------------------------------------------------------------
Class of        Standardized Yield            Dividend Yield
Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
               Without       After        Without         After
                Sales        Sales         Sales          Sales
               Charge        Charge        Charge        Charge
--------------------------------------------------------------------
--------------------------------------------------------------------

Class A         3.15%        3.04%         3.02%          2.92%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class B         2.43%         N/A          2.30%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class C         2.41%         N/A          2.28%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class N         2.90%         N/A          2.75%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class Y         3.42%         N/A          3.29%           N/A

--------------------------------------------------------------------

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 3.50% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For  Class C  shares,  the 1%  contingent  deferred  sales  charge is deducted for returns for the  one-year  period.  For Class N shares,  the 1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period,  and total returns for the periods  prior to 03/01/01  (the  inception date for Class N shares) are based on the Fund's Class A returns,  adjusted to reflect  the higher  Class N 12b-1 fees.  There is no sales  charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV   l/n  - 1 Average Annual Total Return
  P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on
Fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

              The Fund's Total Returns for the Periods Ended 9/30

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                               class if less)   class if less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   64.22%   70.18%   -2.33%   1.22%    3.87%    4.61%   5.09%    5.46%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   62.73%   62.73%   -3.39%   0.56%    3.68%    3.85%   4.99%    4.99%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   55.33%   55.33%   -0.40%   0.58%    3.86%    3.86%   4.66%    4.66%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N4   13.37%   13.37%   -0.08    0.91%    3.57%    3.57%    N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y5   38.55%   38.55%   1.68%    1.68%    4.99%    4.99%   5.00%    5.00%

---------------------------------------------------------------------------------

1.    Inception of Class A:   3/10/86
2.    Inception of Class B:   5/13/93
3.    Inception of Class C:   2/1/95
4.    Inception of Class N:   3/1/01
5.    Inception of Class Y:   1/26/98

  Average
  Annual
   Total
  Returns
 for Class
 A1 Shares
  (After
   Sales
  Charge)
  For the
  Periods
Ended 9/30

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year          5-Year          10-Year
                                              (or life of      (or life of
                                             class if less)  class if less)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     -3.26%          2.20%            2.84%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   -1.51%          2.25%            2.91%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

   1. Inception of Class A: 3/10/86

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time  the Fund  may  publish  the ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,  Inc.
("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies, including  the Fund,  and ranks  their  performance  for  various  periods  in categories based on investment  styles.  The Lipper  performance  rankings are based  on  total  returns  that  include  the  reinvestment  of  capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

      |X|   Morningstar  Ratings.  From time to time the Fund may  publish the star rating of the performance of its classes of shares by Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in  their  specialized  market  sector.  The  Fund is rated  among  the  short government category.

Morningstar  proprietary  star ratings reflect  historical  risk-adjusted  total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a  Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

|X|  Performance  Rankings and  Comparisons by Other Entities and  Publications.
     From  time to time the Fund may  include  in its  advertisements  and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall  Street  Journal,
     Barron's, or similar publications. That information may include performance quotations  from  other  sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the  performance  of various market  indices or other  investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

Investors  may also wish to compare the returns on the Fund's  share  classes to
the  return  on  fixed-income   investments  available  from  banks  and  thrift
institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

1.   Out of the initial  purchase (or  subsequent  purchases if necessary)  made pursuant  to a Letter,  shares  of the Fund  equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the  Transfer  Agent.  For  example,  if the  intended  purchase  amount is
     $50,000,  the  escrow  shall be  shares  valued  in the  amount  of  $2,500
     (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains  distributions  on the escrowed  shares will be credited to the investor's account.

2.   If the total  minimum  investment  specified  under the Letter is completed within the 13-month  Letter  period,  the escrowed  shares will be promptly released to the investor.

3.   If, at the end of the 13-month Letter period the total  purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the
     Letter,  the investor must remit to the  Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which  would  have been paid if the total  amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the  expiration  of the  Letter,  redeem the number of  escrowed  shares necessary to realize such difference in sales charges.  Full and fractional shares  remaining after such redemption will be released from escrow.  If a request is received to redeem  escrowed shares prior to the payment of such additional  sales  charge,  the  sales  charge  will be  withheld  from the redemption proceeds.

4.   By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.   The shares  eligible for purchase under the Letter (or the holding of which may be counted toward  completion of a Letter) include:  (a) Class A shares sold with a  front-end  sales  charge or  subject  to a Class A  contingent deferred  sales  charge,  (b)  Class B shares  of other  Oppenheimer  funds acquired subject to a contingent  deferred sales charge, and (c) Class A or
     Class B shares  acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or  contingent  deferred  sales  charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

6.   Shares held in escrow hereunder will  automatically be exchanged for shares of another  fund to which an exchange is  requested,  as  described  in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

Before you establish Asset Builder  payments,  you should obtain a prospectus of the  selected  fund(s)  from your  financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without sales  charges or at reduced  sales charge rates,  as described in an Appendix to this  Statement of Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $1  million  in assets  invested  in  applicable  investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the  Oppenheimer  funds. If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has
$1 million or more in assets  but less than $5  million  in assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan has $5  million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

     The Manager has entered  into  arrangements  with  certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The  Distributor  will not accept  purchase  order of  $100,000 or more for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of
Class A shares  at net  asset  value  whether  or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus,  Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover  contributions made to Individual  401(k) plans,  Profit-Sharing  Plans and Money  Purchase  Pension
Plans, o to all direct  rollovers from  OppenheimerFunds-sponsored  Pinnacle and
Ascender retirement plans, o to all  trustee-to-trustee  IRA transfers, o to all
90-24 type 403(b) transfers, o to Group Retirement Plans (as defined in Appendix
C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose, o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal  Revenue Code, the  recordkeeper or the plan  sponsor for which has  entered  into a special  agreement  with the
Distributor,  o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o    to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that  pay  for the purchase  with the  redemption  proceeds  of Class A shares  of one or more
     Oppenheimer  funds,  and  o to  certain  customers  of  broker-dealers  and financial  advisors that are identified in a special  agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the  redemption  proceeds of Class A shares
of  one  or   more   Oppenheimer   funds   (other   than   rollovers   from   an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     purchases  of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more Oppenheimer  funds held by the plan for more than one year (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k)
plan to any IRA invested in the Oppenheimer funds), and

     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or
Ascender 401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

Other  expenses  that  are  directly  attributable  to a  particular  class  are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change: o A fund account whose shares were acquired after  September 30th of the prior year;
o A fund account that has a balance below $500 due to the  automatic  conversion of shares from Class B to Class A shares.  However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee; o Accounts of shareholders  who elect to access their  account  documents  electronically  via eDoc  Direct;  o A fund account that has only  certificated  shares and, has a balance below $500 and is being  escheated;  o Accounts of  shareholders  that are held by  broker-dealers under the NSCC Fund/SERV  system;  o Accounts held under the Oppenheimer  Legacy
Program and/or holding  certain  Oppenheimer  Variable  Account Funds; o Omnibus accounts  holding  shares  pursuant  to the  Pinnacle,  Ascender,  Custom  Plus,
Recordkeeper  Pro and Pension  Alliance  Retirement Plan programs;  and o A fund account  that falls  below the $500  minimum  solely due to market  fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including  weekends and holidays) or after
4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R)are valued as follows:  (1) if last sale  information  is regularly  reported,  they are  valued at the last  reported  sale  price on the principal  exchange on which they are traded or on Nasdaq(R),  as  applicable,  on that day, or (2) if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not,at the  closing  "bid"  price on the  valuation  date.  o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

(1)  at the last sale price  available  to the pricing  service  approved by the
     Board of  Trustees,  or
(2) at the last sale price  obtained by the Manager
     from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

(3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis of reasonable  inquiry,  from two market makers in the  security.  o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean  between the "bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved  by the Fund's  Board of  Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable  inquiry. o The following  securities are valued at the mean  between  the "bid" and  "asked"  prices  determined  by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the security on the basis of  reasonable inquiry:
(1) debt  instruments  that have a maturity of more than 397 days when issued,
(2) debt  instruments that had a maturity of 397 days or less when  issued and have a remaining  maturity  of more than 60 days,  and
(3)  non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o    The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1) money market debt securities held
     by a  non-money  market fund that had a maturity of less than 397 days when issued  that have a  remaining  maturity  of 60 days or less,  and
(2)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o    As  explained  in the  prospectus,  if the  Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

Puts,  calls,  and  futures  are valued at the last sale price on the  principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq(R)on the  valuation  date.  If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the  payment of bills or to obtain cash at other  banks.  The Fund  reserves  the right to amend,  suspend  or  discontinue offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

          In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting card, each individual who signs:

(1)  for individual  accounts,  represents that they are the registered owner(s)
     of the shares of the Fund in that account;

(2)  for accounts for  corporations,  partnerships,  trusts and other  entities, represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)  authorizes  the Fund,  its Transfer  Agent and any bank  through  which the
     Fund's  drafts  (checks)  are  payable to pay all checks  drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)  specifically  acknowledges  that if they  choose  to  permit  checks  to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable;
(5)  understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of  checkwriting  privileges or for  redeeming  shares  to pay  checks  reasonably  believed  by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption  proceeds of: o Class A shares  purchased subject  to an  initial  sales  charge or Class A shares  on which a  contingent deferred  sales  charge was paid,  or o Class B shares that were  subject to the
Class B contingent deferred sales charge when redeemed.

          The  reinvestment  may be made  without  sales  charge only in Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described  in "How to  Exchange  Shares"
     below.  Reinvestment will be at the net asset value next computed after the
     Transfer Agent receives the  reinvestment  order.  The shareholder must ask the Transfer  Agent for that  privilege at the time of  reinvestment.  This privilege  does not apply to Class C,  Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment,  suspension or cessation.

          Any capital  gain that was realized  when the shares were  redeemed is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the  redemption proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds  within 90 days of payment of the sales charge,  the shareholder's  basis in the shares of the
     Fund that were  redeemed  may not  include  the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized from the redemption.  However,  in that case the sales  charge would be added to the basis  of the  shares  acquired  by  the  reinvestment  of  the  redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

          The Fund has elected to be governed by Rule 18f-1 under the Investment
     Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions  in kind  using  the same  method  the Fund  uses to value  its portfolio  securities  described  above under  "Determination  of Net Asset
     Values  Per  Share."  That  valuation  will  be  made  as of the  time  the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

          If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer,  the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class
     B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the  distribution;  (2) state the owner's  awareness of tax penalties if the distribution is premature;  and (3) conform to the  requirements of the plan and the Fund's other redemption requirements.

Participants     (other     than     self-employed     plan     sponsors)     in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

Distributions  from  pension  and profit  sharing  plans are  subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

Ordinarily,  for  accounts  redeemed by a  broker-dealer  under this  procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

Payments  are  normally  made by  check,  but  shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

          The Fund cannot guarantee  receipt of a payment on the date requested.
     The Fund reserves the right to amend, suspend or discontinue offering these plans at any  time  without  prior  notice.  Because  of the  sales  charge assessed on Class A share purchases,  shareholders  should not make regular additional  Class A share  purchases  while  participating  in an Automatic
     Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish automatic  withdrawal plans,  because of the potential imposition of the contingent  deferred sales charge on such withdrawals  (except where the Class B, Class C or Class N contingent  deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

          By  requesting  an  Automatic   Withdrawal  or  Exchange   Plan,   the
     shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically apply to existing Plans.

          |X| Automatic Exchange Plans.  Shareholders can authorize the Transfer
     Agent to exchange a pre-determined  amount of shares of the Fund for shares
     (of the same class) of other Oppenheimer funds  automatically on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange Plan.
     The minimum amount that may be exchanged to each other fund account is $50.
     Instructions  should be provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made under  these plans are subject to the restrictions that apply to exchanges as set forth in "How to
     Exchange  Shares"  in  the  Prospectus  and  below  in  this  Statement  of
     Additional Information.

Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent  necessary  to  make  withdrawal  payments.  Depending  upon  the  amount withdrawn,  the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

          The Transfer Agent will administer the investor's Automatic Withdrawal
     Plan as agent for the  shareholder(s)  (the  "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action  taken or not taken by the  Transfer  Agent in good faith to administer the plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the  Planholder  on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered unendorsed  to the  Transfer  Agent with the plan  application  so that the shares represented by the certificate may be held under the plan.

          For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on  the  redemption  date.  Checks  or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

          The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer  Agent.
     The  Planholder  should  allow at least two weeks' time after  mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time,  instruct the Transfer  Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper  form  in  accordance  with  the  requirements  of the  then-current
     Prospectus  of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

          The  Planholder  may  terminate  a plan at any time by  writing to the
     Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a plan.  The Transfer  Agent will also  terminate a plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally incapacitated.  Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form  in the  name  of the  Planholder.  The  account  will  continue  as a dividend-reinvestment,  uncertificated  account  unless  and  until  proper instructions  are  received  from the  Planholder,  his or her  executor or guardian, or another authorized person.

          If the Transfer  Agent  ceases to act as transfer  agent for the Fund, the  Planholder  will be deemed to have  appointed any  successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more  than one  class  Centennial  Money  Market  Trust  of share  may b exchanged  s only  foe  shares o the samr  class of other e  Oppenheimef  funds.
Shares  or  Oppenheime  funds  thaf  have r  single  t  class  a  without  class designatioa  are  deeme  "Class An shares  fod this "  purpose.  r You ca obtain current n list a showing  which funds  offer which  classes o shares b calling f the y Distributo

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
-----------------------------------------------------------------------
-----------------------------------------------------------------------

Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust

-----------------------------------------------------------------------

Centennial Government Trust               Centennial Tax Exempt Trust
                                          Oppenheimer New Jersey Municipal Fund

         The following funds do not offer
         Class N shares:

      Limited Term New York Municipal Fund
      Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected
                                                Main Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main

                                            Street Fund

   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Bond Fund      Oppenheimer Total Return Bond Fund
   Oppenheimer International Growth Fund

o    Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o    Class Y shares of  Oppenheimer  Real  Asset Fund may not be  exchanged  for shares of any other fund.
o    Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are generally available only by exchange from the same class of shares of other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o    Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only  for  Class A  shares  of  other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer  Money Market Fund or Oppenheimer Cash
     Reserves acquired by exchange of Class M shares.
o    Shares of Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
     Oppenheimer  Limited-Term  Government  Fund.  Only  participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
     Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be exchanged  for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o    Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual  funds (other than funds  managed by the
     Manager  or its  subsidiaries)  redeemed  within  the 30 days prior to that purchase  may  subsequently  be exchanged  for shares of other  Oppenheimer funds  without  being  subject to an  initial  sales  charge or  contingent deferred sales charge.  To qualify for that privilege,  the investor or the investor's  dealer  must notify the  Distributor  of  eligibility  for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If  requested,  they must supply proof of  entitlement  to this privilege.
o    Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o    Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset  value for shares of any of the  Oppenheimer  funds.  However, shareholders  are not  permitted  to exchange  shares of other  Oppenheimer funds for shares of Oppenheimer  Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o    Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund II may be
     exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
     However,  shareholders  are not  permitted  to  exchange  shares  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund II until after the expiration of the warranty period (2/4/2011).

Shares of Oppenheimer  Principal Protected Main Street Fund III may be exchanged at net asset  value for shares of any of the  Oppenheimer  funds.  However, shareholders  are not  permitted  to exchange  shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected Main Street Fund III
     until after the expiration of the warranty period (12/6/2011).

          The Fund may amend, suspend or terminate the exchange privilege at any time.  Although  the Fund may impose  these  changes  at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

          |X|  How  Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No
     contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred sales charge,  with the following exceptions:

          o When Class A shares of any  Oppenheimer  fund (other than  Rochester
     National Municipals and Rochester Fund Municipals)  acquired by exchange of
     Class A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A contingent  deferred  sales charge are redeemed  within 18 months  measured from the  beginning  of the calendar  month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

          o When Class A shares of Rochester  National  Municipals and Rochester
     Fund  Municipals  acquired by exchange of Class A shares of any Oppenheimer fund  purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 24 months of the  beginning of the  calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

          o If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of  exchange,  the holding  period for that Class A  contingent deferred  sales charge will carry over to the Class A shares of Oppenheimer
     Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of
     Oppenheimer  Senior  Floating  Rate Fund  acquired in that exchange will be subject  to the  Class A Early  Withdrawal  Charge  of  Oppenheimer  Senior
     Floating  Rate Fund if they are  repurchased  before the  expiration of the holding period.

          o When Class A shares of  Oppenheimer  Cash  Reserves and  Oppenheimer
     Money  Market  Fund,  Inc.  acquired  by  exchange of Class A shares of any
     Oppenheimer fund purchased  subject to a Class A contingent  deferred sales charge  are  redeemed  within  the Class A holding  period of the fund from which the shares were  exchanged,  the Class A  contingent  deferred  sales charge of the fund from which the shares were  exchanged  is imposed on the redeemed shares.

          o With respect to Class B shares (other than  Limited-Term  Government
     Fund,  Limited Term Municipal  Fund,  Limited Term New York Municipal Fund,
     Oppenheimer Capital  Preservation Fund and Oppenheimer Senior Floating Rate
     Fund),  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

          o With  respect  to Class B shares of  Limited-Term  Government  Fund,
     Limited  Term  Municipal  Fund,  Limited  Term  New  York  Municipal  Fund,
     Oppenheimer Capital  Preservation Fund and Oppenheimer Senior Floating Rate
     Fund,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired  by exchange  if they are  redeemed  within 5 years of the initial purchase of the exchanged Class B shares.

          o With  respect  to Class C shares,  the Class C  contingent  deferred sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial  purchase of the exchanged Class C shares.

          o With  respect  to Class N shares,  a 1%  contingent  deferred  sales charge  will be  imposed if the  retirement  plan (not  including  IRAs and
     403(b) plans) is terminated or Class N shares of all Oppenheimer  funds are terminated  as an  investment  option  of the plan and  Class N shares  are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
     403(b)  plan,  Class N shares are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

          o When Class B, Class C or Class N shares  are  redeemed  to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the  imposition of the Class B, Class C or Class N contingent  deferred sales charge will be followed in determining  the order in which the shares are exchanged.  Before  exchanging  shares,  shareholders  should take into account how the exchange may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

          Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

          |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf of more  than one  account.  The Fund may  accept  requests  for exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

          |X| Telephone Exchange Requests.  When exchanging shares by telephone, a  shareholder  must  have an  existing  account  in the fund to which  the exchange is to be made.  Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines  are  busy  (which  might  occur,  for  example,  during  periods  of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

          Processing  Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be disadvantaged by an immediate transfer of the redemption proceeds.
     The Fund  reserves  the right,  in its  discretion,  to refuse any exchange request that may disadvantage  it. For example,  if the receipt of multiple exchange  requests from a dealer might require the disposition of portfolio securities  at a time or at a price  that might be  disadvantageous  to the
     Fund, the Fund may refuse the request.

          When you exchange some or all of your shares from one fund to another, any special  account  feature  such as an Asset  Builder  Plan or Automatic
     Withdrawal  Plan,  will be switched to the new fund account unless you tell the Transfer Agent not to do so. However,  special  redemption and exchange features such as Automatic  Exchange Plans and Automatic  Withdrawal  Plans
     cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

          In  connection  with  any  exchange  request,  the  number  of  shares exchanged  may be less than the number  requested  if the  exchange  or the number requested would include shares subject to a restriction cited in the
     Prospectus or this  Statement of Additional  Information,  or would include shares  covered  by a share  certificate  that  is not  tendered  with  the request.  In those cases,  only the shares  available for exchange  without restriction will be exchanged.

          The different  Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"
     above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      Dividends, Capital Gains and Taxes

          Dividends and  Distributions.  The Fund has no fixed dividend rate and there  can be no  assurance  as to the  payment  of  any  dividends  or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner, at the same time,  and on the same day for each  class of shares.  However, dividends  on Class B, Class C and Class N shares are  expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the  asset-based  sales  charge on Class B,  Class C and Class N shares.
     Those  dividends  will  also  differ  in  amount  as a  consequence  of any difference in the net asset values of the different classes of shares.

          Dividends, distributions and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
     Fund,  Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer Agent, to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the Fund and the Transfer  Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

          Tax Status of the Fund's  Dividends,  Distributions and Redemptions of
     Shares. The federal tax treatment of the Fund's dividends and capital gains distributions  is briefly  highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

          The tax  discussion in the Prospectus and this Statement of Additional
     Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative,  judicial, or administrative action, sometimes with retroactive  effect.  State and  local tax  treatment  of  ordinary  income dividends and capital gain dividends from  regulated  investment  companies may differ from the  treatment  under the Internal  Revenue Code  described below.  Potential  purchasers  of shares  of the Fund are urged to  consult their tax advisers with specific  reference to their own tax  circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

          Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the
     Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders. That qualification enables the
     Fund  to  "pass   through"  its  income  and  realized   capital  gains  to
     shareholders  without having to pay tax on them. This avoids a "double tax"
     on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their
     Fund  shares  are  held  in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

          The Internal  Revenue Code contains a number of complex tests relating to  qualification  that the Fund might not meet in a particular year. If it did not  qualify  as a  regulated  investment  company,  the Fund  would be treated for tax purposes as an ordinary  corporation  and would  receive no tax deduction for payments made to shareholders.

          To qualify as a regulated investment company, the Fund must distribute at least 90% of its  investment  company  taxable  income  (in  brief,  net investment  income and the excess of net  short-term  capital gain over net long-term  capital loss) for the taxable  year.  The Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under  specified  circumstances,  within 12  months  after the close of the taxable year, will be considered  distributions of income and gains for the
     taxable  year  and  will  therefore   count  toward   satisfaction  of  the
     above-mentioned requirement.

          To qualify as a regulated  investment company, the Fund must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities loans,  gains from the sale or other disposition of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

          In addition to satisfying the  requirements  described above, the Fund must  satisfy  an  asset  diversification  test in order  to  qualify  as a regulated investment company. Under that test, at the close of each quarter of the Fund's  taxable year, at least 50% of the value of the Fund's assets
     must  consist  of  cash  and  cash  items  (including  receivables),   U.S.
     government securities,  securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's total assets in securities  of each such issuer and the Fund must not hold more than 10% of the outstanding  voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the  securities of any one issuer  (other than U.S.  government  securities  and  securities  of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
     For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S.
     government securities.

          Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
     Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the
     Fund must pay an excise tax on the amounts not distributed. It is presently anticipated  that the Fund  will  meet  those  requirements.  To meet  this requirement,  in  certain  circumstances  the  Fund  might be  required  to liquidate portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine  in a particular  year that it would be in the best  interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for  distribution to shareholders.

          Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially all of its investment company taxable income for each taxable year.  Those  distributions  will be taxable to  shareholders  as  ordinary income and treated as dividends for federal income tax purposes.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received  deduction for corporate shareholders.  Long-term  capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for  the  deduction  is  limited  to the  aggregate  amount  of  qualifying dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum  period,  usually 46 days.  A corporate  shareholder will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.

          The Fund may  either  retain or  distribute  to  shareholders  its net capital  gain  for  each  taxable  year.  The  Fund  currently  intends  to distribute any such amounts. If net long term capital gains are distributed and  designated  as a capital  gain  distribution,  it will be  taxable  to shareholders as a long-term capital gain and will be properly identified in reports sent to  shareholders  in January of each year. Such treatment will apply no  matter  how long the  shareholder  has held his or her  shares or whether  that  gain was  recognized  by the  Fund  before  the  shareholder acquired his or her shares.

          If the Fund  elects to retain its net capital  gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate. If the Fund elects to retain its net  capital  gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required  to  report  his or her pro rata  share of such  gain on their tax return as long-term  capital gain, will receive a refundable tax credit for his/her  pro  rata  share of tax  paid by the  Fund on the  gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed distribution less the tax credit.

          Investment income that may be received by the Fund from sources within foreign  countries may be subject to foreign taxes  withheld at the source.
     The United States has entered into tax treaties with many foreign countries which  entitle the Fund to a reduced rate of, or exemption  from,  taxes on such income.

          Distributions  by the  Fund  that do not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior  distributions  made  by  the  Fund  must  be  re-characterized  as a non-taxable  return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

          Distributions  by the Fund will be  treated  in the  manner  described above  regardless  of  whether  the  distributions  are  paid  in  cash  or reinvested  in  additional  shares  of  the  Fund  (or  of  another  fund).
     Shareholders receiving a distribution in the form of additional shares will be treated  as  receiving  a  distribution  in an amount  equal to the fair market  value of the shares  received,  determined  as of the  reinvestment date.

          The Fund will be required in certain cases to withhold 28% of ordinary income  dividends,  capital  gains  distributions  and the  proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when  required,  (2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt  recipient"  (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

          Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the  redeemed  shares in an amount equal to the  difference  between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the shareholder  purchases other shares of the Fund within 30 days before or after the redemption.

          In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However,  any capital  loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss  to the  extent  of the  amount  of  capital  gain dividends received on those shares.  Special holding period rules under the
     Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the  deductibility  of capital losses in any year.

          Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder who is a foreign  person (to  include,  but not limited  to, a  nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.
     trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

          Ordinary  income  dividends  that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
     U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly  completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country  of  residence  has a tax treaty with the U.S.  allowing  for a reduced  tax rate on ordinary  income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
     Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year.

          If the  ordinary  income  dividends  from  the  Fund  are  effectively connected  with the conduct of a U.S.  trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above  provided the Fund obtains a properly  completed  and signed  Certificate  of Foreign
     Status.  If the foreign person fails to provide a certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
     28% on ordinary  income  dividends,  capital  gains  distributions  and the proceeds  of the  redemption  of shares,  paid to any foreign  person.  All income and any tax withheld (in this  situation) by the Fund is remitted by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

          The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those  described  herein.
     Foreign  shareholders  are urged to consult  their own tax  advisors or the
     U.S.   Internal   Revenue  Service  with  respect  to  the  particular  tax
     consequences  to  them  of  an  investment  in  the  Fund,   including  the
     applicability of the U.S. withholding taxes described above.

          Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may
     elect to reinvest all  dividends  and/or  capital  gains  distributions  in shares  of the same  class of any of the  other  Oppenheimer  funds  listed above.  Reinvestment  will be made  without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the dividend or  distribution.  To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the  Distributor to  establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  of the Fund's  assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent  Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent  Registered  Public  Accounting  Firm for the Fund.  Deloitte
&  Touche LLP audits the Fund's  financial  statements  and  performs  other related audit services.  Deloitte &  Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by Deloitte  &
Touche LLP to the Fund must be pre-approved by the Audit Committee.

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER LIMITED-TERM
GOVERNMENT
FUND:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer   Limited-Term   Government   Fund,   including   the  statement  of
investments,  as of September 30, 2004, and the related  statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes  examining,  on a test basis,  evidence supporting the amounts
and   disclosures  in  the  financial   statements.   Our  procedures   included
confirmation  of securities  owned as of September  30, 2004, by  correspondence with the custodian and brokers; where replies were not received from brokers, we performed  other  auditing  procedures.  An audit also  includes  assessing  the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Oppenheimer  Limited-Term  Government Fund as of September 30, 2004, the results of its  operations  for the year then  ended,  the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods  presented,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-----------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

PRINCIPAL                  VALUE

AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
Asset-Backed Securities--16.0%
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06
$14,920,000        $    14,891,151
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF2, 2.154%,
9/25/19
1,207,479              1,206,698
Series 2004-A, Cl. AF1, 2.03%,
6/25/19
5,886,048              5,884,600
Series 2004-D, Cl. AF1, 2.98%, 4/25/20
1                                                    6,130,000
6,130,000
----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%,
4/25/23
3,424,914              3,433,878
Series 2004-1, Cl. 2A1, 1.95%, 9/25/21
2                                                   17,200,702
17,210,659
----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A3, 3.49%,
3/15/06
600,289                601,106
Series 2002-A, Cl. A4, 4.24%,
9/15/08
3,329,000              3,368,377
Series 2004-A, Cl. A2, 1.45%,
10/15/06
15,200,000             15,162,038
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%,
5/15/07
11,030,000             11,179,183
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%,
12/8/05
13,866,612             13,868,196
Series 2003-B, Cl. A2, 1.61%,
7/10/06
26,359,876             26,340,206
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2003-B, Cl. A3A, 1.89%,
1/15/07
11,000,000             10,980,133
Series 2004-A, Cl. A2, 2.13%,
10/15/06
21,500,000             21,476,380
----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2003-4, Cl. A2, 1.58%,
7/17/06                                         31,125,335
31,087,897
----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%,
12/18/06
10,976,079             10,963,083
----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%,
10/22/07
8,996,067              9,013,875
Series 2003-1, Cl. A2, 1.60%, 7/20/06
                       23,817,590             23,801,306
----------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%,
2/15/07                                         10,800,000
10,769,710
----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%,
12/15/05
12,520,455             12,527,053
----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-C, Cl. A3, 2.60%,
8/15/06
2,269,899              2,275,360
Series 2003-C, Cl. A2, 1.62%,
4/17/06
26,805,468             26,793,435
Series 2004-A, Cl. A2, 1.40%,
7/17/06
12,090,000             12,049,582
----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.982%, 11/25/34 2,3
                             6,080,000              6,080,000
----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%,
10/16/06
6,247,580              6,258,541
Series 2004-1, Cl. A2, 1.43%,
9/15/06
29,480,000             29,394,496
Series 2004-2, Cl. A2, 2.41%,
2/15/07
10,600,000             10,605,411

                                            PRINCIPAL                  VALUE

AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%,
1/22/07                                     $    10,380,000        $
10,371,891
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06
                                       17,302,350             17,284,015
----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%,
5/21/07
7,630,000              7,635,663
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%,
8/15/06
11,061,742             11,088,342
Series 2003-1, Cl. A2A, 1.40%, 4/15/06
                         7,537,178              7,529,667

Total Asset-Backed Securities (Cost $397,858,447)         397,261,932

----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--58.1%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.1%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.9%
Federal Home Loan Mortgage Corp.:
5%, 10/1/34
3
20,843,000             20,641,073
5.50%,
1/1/34
7,598,992              7,714,942
7%,
6/1/28-11/1/33
32,045,628             34,083,310
7%, 10/1/34
3
148,098,000            157,076,441
7.50%,
2/1/32
879,082                943,023
8%,
4/1/16
7,008,669              7,473,664
8.50%,
3/1/31
1,385,607              1,512,991
9%,
8/1/22-5/1/25
1,793,642              2,013,244
9.25%,
11/1/08
26,045                 27,352
10%,
12/25/10-8/1/21
684,057                755,859
11%,
11/1/20
352,742                399,927
11.50%,
2/1/16-6/1/20
127,306                143,930
11.75%,
1/1/16-4/1/19
183,973                206,779
12%,
6/1/15
177,384                200,537
12.50%,
7/1/19
328,734                373,838
13%,
8/1/15
367,136                419,322
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%
5/15/21                        196,198                196,453
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%,
2/15/23
3,869,027              3,905,082
Series 2055, Cl. ZM, 6.50%,
5/15/28
8,285,123              8,652,325
Series 2080, Cl. Z, 6.50%,
8/15/28
5,427,531              5,617,393
Series 2102, Cl. VA, 6%,
10/15/09
336,289                336,242
Series 2387, Cl. PD, 6%,
4/15/30
2,701,987              2,764,897
Series 2410, Cl. NE, 6.50%,
9/15/30
2,872,152              2,920,271
Series 2466, Cl. PD, 6.50%,
4/15/30
5,271,751              5,328,180
Series 2498, Cl. PC, 5.50%,
10/15/14                                                        1,794,038
         1,817,873
Series 2500, Cl. FD, 2.209%, 3/15/32
2                                                      4,870,502
4,881,076
Series 2526, Cl. FE, 2.109%, 6/15/29
2                                                      5,974,352
5,991,409

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
PRINCIPAL                  VALUE
AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2551, Cl. FD, 2.109%, 1/15/33
2                                                $     4,888,490        $
4,909,189
Series 2551, Cl. TA, 4.50%,
2/15/18
5,795,455              5,801,161
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (2.96)%, 7/1/26
4
10,762,636              1,857,651
Series 192, Cl. IO, 5.662%, 2/1/28 4
                                       2,423,498                421,099
Series 200, Cl. IO, 5.208%, 1/1/29
4
2,936,129                546,292
Series 205, Cl. IO, 0.12%, 9/1/29 4
                                16,962,894              2,943,531
Series 206, Cl. IO, (17.774)%, 12/1/29
4                                                      804,498
137,417
Series 2074, Cl. S, 13.613%, 7/17/28 4
                           3,067,385                412,429
Series 2079, Cl. S, 12.296%, 7/17/28
4
4,784,544                649,320
Series 2526, Cl. SE, 25.197%, 6/15/29 4
                     8,254,295                706,067
Series 2796, Cl. SD, 26.12%, 7/15/26
4
1,539,481                167,998
Series 2819, Cl. S, 21.756%, 6/15/34 4
              76,617,721              6,373,093
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 217, Cl. PO, 8.479%, 1/1/32
5
3,006,909              2,595,795
Series 2819, Cl. PO, 11.429%, 6/15/34
5                                                    10,945,389
9,614,058
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%,
2/25/42                7,186                  7,185
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp./Government National
Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates,
Series 28, Cl. PG, 6.875%,
2/25/23
5,032,274              5,094,992
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19
3
58,965,000             58,762,278
5%, 10/1/19-10/1/34 3
                                                    68,428,000
69,104,118
5.50%,
7/1/33-7/1/34
71,307,081             72,421,231
5.50%, 10/1/19-10/1/34 3
                                             200,718,063
207,206,885
5.863%,
1/1/12
16,516,162             17,872,491
6%, 11/1/34 3
                                           383,000                394,729
6.50%,
1/1/29-10/1/30
10,466,056             11,003,971
6.50%, 10/1/34 3
                                 157,307,000            165,024,796
7%,
7/1/13-7/1/34
81,102,158             86,077,358
7%, 10/1/34 3
                           222,331,000            235,740,227
7.50%,
2/1/27-1/1/30
6,384,937              6,861,253
8%, 6/1/17-1/1/23
                          27,353                 29,999
8.50%,
7/1/32
1,211,972              1,318,536
9%, 8/1/19
                    41,659                 46,803
9.50%,
11/1/21
33,590                 37,864
10.50%,
12/1/14
             273,501                301,866
11%,
11/1/15-7/20/19
2,269,962              2,568,013
11.25%,
6/1/14-2/15/16
       435,274                493,979
11.50%,
7/15/19-11/17/20
1,063,658              1,212,883
11.75%,
7/1/11-8/1/13
  47,358                 53,478
12%,
1/1/16-8/1/16
978,166              1,110,802
12.50%,
8/1/15-12/1/15
347,405                397,726

PRINCIPAL                  VALUE

AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
13%, 8/15/15-8/1/26
           $       719,047        $       825,639
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor, Trust, Commercial Mtg.
Obligations, Trust 2001-T6, Cl. B, 6.088%,
5/25/11                                         10,125,000
11,121,166
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%,
3/25/22
349,792                363,435
Trust 2001-50, Cl. LD, 6.50%,
5/25/30
2,095,749              2,117,298
Trust 2001-70, Cl. LR, 6%,
9/25/30
5,931,965              6,076,799
Trust 2001-72, Cl. NH, 6%,
4/25/30
5,062,882              5,174,754
Trust 2001-74, Cl. PD, 6%,
5/25/30
2,153,981              2,194,741
Trust 2002-50, Cl. PD, 6%,
9/25/27
6,870,253              6,908,273
Trust 2002-52, Cl. FD, 2.34%, 9/25/32
2                                                     6,329,128
6,352,131
Trust 2002-77, Cl. WF, 2.211%, 12/18/32
2                                                   8,065,985
8,091,371
Trust 2002-94, Cl. MA, 4.50%,
8/25/09
10,199,060             10,247,809
Trust 2003-21, Cl. FK, 2.24%, 3/25/33
2
669,333                671,414
Trust 2003-81, Cl. PA, 5%,
2/25/12
3,795,174              3,826,677
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1991-109, Cl. Z, 8.50%,
9/25/21
211,984                231,319
Trust 1988-7, Cl. Z, 9.25%,
4/25/18
189,326                207,217
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T4, Cl. IO, (7.885)%, 7/25/41
1,4                                               14,619,323
455,828
Trust 2002-28, Cl. SA, 23.482%, 4/25/32
4                                                   4,499,888
409,982
Trust 2002-38, Cl. SO, 29.05%, 4/25/32
4                                                    6,866,696
490,601
Trust 2002-39, Cl. SD, 15.932%, 3/18/32
4                                                   7,368,202
712,001
Trust 2002-48, Cl. S, 20.748%, 7/25/32
4                                                   7,373,669
700,059
Trust 2002-52, Cl. SL, 21.567%, 9/25/32
4                                                   4,698,901
446,913
Trust 2002-53, Cl. SK, 15.788%, 4/25/32 4
                                                    4,299,197
435,695
Trust 2002-56, Cl. SN, 23.638%, 7/25/32
4                                                   10,014,692
954,886
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 4
                                         9,828,697                986,663
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, (3.066)%, 5/1/23
4
5,295,350                933,051
Trust 240, Cl. 2, 0.529%, 9/1/23
4                                                          8,425,821
     1,622,361
Trust 301, Cl. 2, (2.505)%, 4/1/29
4
8,022,729              1,415,009
Trust 324, Cl. 2, (6.738)%, 6/1/32
4
28,980,843              5,275,299
Trust 2001-63, Cl. SD, 26.746%, 12/18/31
4                                                  6,534,753
664,877
Trust 2001-68, Cl. SC, 21.095%, 11/25/31
4                                                  6,382,186
654,902
Trust 2001-81, Cl. S, 25.236%, 1/25/32
4                                                    5,675,050
534,105
Trust 2002-9, Cl. MS, 20.455%, 3/25/32
4                                                    8,324,017
804,182
Trust 2002-52, Cl. SD, 15.361%, 9/25/32
4                                                   6,329,128
620,915
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%,
3/1/09
238,583                263,025

                                    ---------------

1,339,466,393

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                  VALUE

AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

GNMA/GUARANTEED--1.2%
Government National Mortgage Assn.:
6.50%,
1/15/24
   $       663,290        $       704,061
7%,
1/15/09-1/20/30
5,818,504              6,211,342
7.50%,
1/15/28-8/15/28
   2,757,495              2,974,122
8%,
9/15/07-10/15/28
755,816                825,022
8.50%,
8/15/17-9/15/21
2,455,409              2,717,459
9.50%,
9/15/17
10,135                 11,488
10.50%,
2/15/16-7/15/21
305,554                346,629
11%,
10/20/19
462,282                523,602
11.50%,
1/15/13-7/15/19
116,486                132,701
13%,
2/15/11-9/15/14
13,613                 15,712
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 12.527%, 3/16/28 4
                       5,830,060                722,223
Series 1998-19, Cl. SB, 12.491%, 7/16/28
4                                                  9,803,120
1,302,069
Series 2001-21, Cl. SB, 21.331%, 1/16/27 4
                10,808,209              1,095,778
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Commercial Mtg. Obligations,
Trust 2002-9, Cl. A, 4.691%,
6/16/16
12,724,703             12,999,133

---------------
30,581,341

----------------------------------------------------------------------------------------------------------------------------
PRIVATE--3.0%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.0%
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34
11,828,921             11,855,951
Series 2004-8, Cl. 5A1, 6.50%,
9/25/34
15,370,000             15,855,116
----------------------------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                          7,410,000              8,057,071
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39
                                                    6,670,000
6,790,740
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                       5,666,003              6,109,377
----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                      4,235,000              4,354,052
----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%,
3/15/30                                       7,900,000              8,660,614
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-W, Cl. A2, 4.677%, 11/27/34 3
                    12,420,000             12,502,961

---------------

                                     74,185,882

---------------
Total Mortgage-Backed Obligations (Cost
$1,441,158,290)
1,444,233,616

PRINCIPAL                  VALUE

AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--59.2%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.75%,
11/15/06
$    52,400,000        $    52,251,918
Series 1Y06, 2.375%,
2/15/06
75,000,000             74,811,900
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.375%,
4/15/06
30,795,000             30,693,931
4.875%, 3/15/07
6
199,500,000            208,525,380
5.50%,
7/15/06
26,110,000             27,371,087
5.75%,
1/15/12
13,200,000             14,425,132
6.625%,
9/15/09
51,770,000             58,459,668
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%,
5/27/05
26,700,000             26,620,114
2.50%, 6/15/06
                    25,280,000             25,201,809
3.01%,
6/2/06
26,030,000             26,089,244
3.125%, 7/15/06
              80,300,000             80,915,740
3.25%,
8/15/08
12,850,000             12,753,933
4.25%,
7/15/07
        31,400,000             32,343,193
5.50%,
2/15/06
144,315,000            150,113,144
6%,
5/15/08
  37,100,000             40,383,907
7.25%,
1/15/10
25,050,000             29,081,798
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%,
11/13/08
19,700,000             21,104,334
Series C, 4.75%, 8/1/13
                          1,935,000              1,974,876
Series C, 6%,
3/15/13
1,860,000              2,068,791
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%,
12/31/05
133,930,000            133,286,600
2.75%, 7/31/06-8/15/07

55,639,000             55,722,303
3%,
2/15/08
30,350,000             30,377,285
3.50%, 11/15/06
                                                       23,850,000
24,275,770
4.25%,
8/15/14
5,286,000              5,342,994
6.875%, 5/15/06
                                                 88,650,000
94,897,077
7%,
7/15/06
198,600,000            214,115,818

                                                             ----------------
Total U.S. Government Obligations (Cost
$1,471,918,660)
1,473,207,746

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.6%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 12.45% in joint repurchase agreement (Principal Amount/
Value $729,739,000, with a maturity value of $729,775,487) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $90,821,541 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$745,857,878 (Cost
$90,817,000)
90,817,000             90,817,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$3,401,752,397)                                               136.9%
3,405,520,294
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS
(36.9)          (917,740,443)

---------------------------------------

NET
ASSETS
100.0%       $ 2,487,779,851

=======================================

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. See Note 8 of Notes to Financial Statements.
2.  Represents  the  current  interest  rate for a variable or  increasing  rate security.
3. When-issued  security or forward commitment to be delivered and settled after
September 30, 2004. See Note 1 of Notes to Financial Statements.
4.  Interest-Only  Strips  represent  the right to receive the monthly  interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities amount to $35,452,296 or 1.43% of the Fund's net assets as of September 30, 2004.
5.  Principal-Only  Strips represent the right to receive the monthly  principal payments on an underlying pool of mortgage loans.  The value of these securities generally  increases as interest  rates decline and  prepayment  rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing of future cash flows.
These  securities  amount to $12,209,853 or 0.49% of the Fund's net assets as of
September 30, 2004.
6. All or a portion of the security is held in collateralized  accounts to cover initial margin  requirements  on open futures sales  contracts with an aggregate market  value of  $17,037,412.  See Note 5 of  Notes to  Financial  Statements.D
STATEMENT OF ASSETS AND LIABILITIES September 30, 2004

--------------------------------------------------------------------------------
----------------------
ASSETS
------------------------------------------------------------------------------------------------------

Investments, at value (including securities loaned of approximately
$772,626,000)
(cost $3,401,752,397)--see accompanying statement of
investments                       $ 3,405,520,294
-------------------------------------------------------------------------------------------------------
Cash
1,376,303
-------------------------------------------------------------------------------------------------------
Collateral for securities
loaned                                                           789,944,511
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts
                               19,401
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward
commitment                              218,599,507
Interest and principal
paydowns
15,484,116
Shares of beneficial interest
sold                                                             833,864
Futures margins
                                                                142,047
Other
101,010

      ----------------
Total
assets
4,432,021,053

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Return of collateral for securities
loaned                                                 789,944,511
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward
commitment                       1,141,515,225
Shares of beneficial interest
redeemed                                                       9,118,166
Dividends
1,489,990
Distribution and service plan
fees                                                           1,408,146
Transfer and shareholder servicing agent
fees                                                  382,647
Shareholder
communications
238,123
Trustees' compensation
                                              41,911
Other
102,483

----------------
Total liabilities
                  1,944,241,202
--------------------------------------------------------------------------------
NET ASSETS
                                           $ 2,487,779,851

               ================
--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial
interest                                             $       244,667
-------------------------------------------------------------------------------------------------------
Additional paid-in
capital
2,523,777,882
-------------------------------------------------------------------------------------------------------
Accumulated net investment
income                                                           11,567,134
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on
investments                                               (51,638,804)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
                                        3,828,972

----------------
NET
ASSETS
$ 2,487,779,851

================
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,201,379,183 and 118,086,278
shares of beneficial interest
outstanding)
$10.17
Maximum offering price per share (net asset value plus sales charge of 3.50%
of offering price)                 $10.54
----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $495,416,677 and
48,712,769 shares
of beneficial interest
outstanding)
$10.17
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $484,575,009 and
47,726,957 shares
of beneficial interest
outstanding)
$10.15
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,471,912 and
4,670,636 shares
of beneficial interest
outstanding)
$10.16
----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $258,937,070 and 25,470,304 shares of beneficial interest
outstanding)                                       $10.17

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------
Interest                                                  $ 73,060,426
-----------------------------------------------------------------------
Fee income                                                  22,136,293
-----------------------------------------------------------------------
Portfolio lending fees                                         756,348
                                                          -------------
Total investment income                                     95,953,067

-----------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------
Management fees                                             11,063,230
-----------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                      3,085,660
Class B                                                      5,876,600
Class C                                                      5,663,458
Class N                                                        222,559
-----------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                      2,507,077
Class B                                                      1,259,766
Class C                                                        832,801
Class N                                                        149,086
Class Y                                                         12,166
-----------------------------------------------------------------------
Shareholder communications:
Class A                                                        253,730
Class B                                                        197,294
Class C                                                        113,555
Class N                                                          6,766
Class Y                                                          3,447
-----------------------------------------------------------------------
Custodian fees and expenses                                    116,180
-----------------------------------------------------------------------
Trustees' compensation                                          53,634
-----------------------------------------------------------------------
Accounting service fees                                         12,000
-----------------------------------------------------------------------
Other                                                           32,913
                                                          -------------
Total expenses                                              31,461,922
Less reduction to custodian expenses                           (13,119)
Less payments and waivers of expenses                       (2,318,350)
                                                          -------------
Net expenses                                                29,130,453

-----------------------------------------------------------------------
NET INVESTMENT INCOME                                       66,822,614

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                               $ 22,678,808
Closing of futures contracts                               (53,480,785)
Swap contracts                                                 645,064
                                                          -------------
Net realized loss                                          (30,156,913)
-----------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                (51,797,109)
Futures contracts                                           40,611,224
Swap contracts                                                  19,401
                                                          -------------
Net change in unrealized appreciation                      (11,166,484)

-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ 25,499,217
                                                          =============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
----------------------
YEAR ENDED SEPTEMBER 30, 2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income $66,822,614       $59,152,461
------------------------------------------------------------------------------------------------------
Net realized gain (loss) (30,156,913)   34,991,801
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(11,166,484)          (44,026,316)

--------------------------------------
Net increase in net assets resulting from operations
25,499,217            50,117,946

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A
(34,769,506)          (32,102,684)
Class B
(11,684,683)          (11,401,375)
Class C
(11,473,120)          (10,869,253)
Class N
(1,102,337)             (643,343)
Class Y
(7,793,465)           (5,110,246)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A
(148,840,842)           18,458,944
Class B
(219,134,910)          (33,109,343)
Class C
(192,428,031)           31,132,187
Class N
4,502,092            19,655,069
Class Y
20,841,663           100,941,875

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase (decrease)
(576,383,922)          127,069,777
------------------------------------------------------------------------------------------------------
Beginning of period
3,064,163,773         2,937,093,996

--------------------------------------
End of period (including accumulated net investment income
of $11,567,134 and $6,124,042, respectively)                    $
2,487,779,851       $ 3,064,163,773

======================================
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
In early 2005, if applicable,  shareholders  of record will receive  information regarding  all  dividends  and  distributions  paid to them by the  Fund  during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     The foregoing  information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal  regulations  which may affect your individual tax return and the many variations in state and local tax regulations,  we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund has adopted  Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities  ("portfolio proxies") held by the
Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures
is available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.525.7048,  (ii) on the  Fund's  website at  www.oppenheimerfunds.com,  and
(iii) on the SEC's website at www.sec.gov.  In addition, the Fund is required to file new Form N-PX,  with its  complete  proxy  voting  record for the 12 months ended June 30th,  no later than August  31st of each year.  The Fund's Form N-PX filing is  available  (i)  without  charge,  upon  request,  by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first  quarter and the third  quarter of each  fiscal year on Form N-Q.  The
Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms  may be  reviewed  and  copied  at the  SEC's  Public  Reference  Room  in
Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                   Appendix A

                               RATINGS DEFINITIONS
                               -------------------

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and  preferred  stock rated "Aaa" are judged to be the best quality.
They  carry the  smallest  degree of  investment  risk.  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

A:  Bonds and  preferred  stock  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

Baa:  Bonds  and  preferred  stock  rated  "Baa"  are  considered   medium-grade
obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba:  Bonds  and  preferred  stock  rated  "Ba" are  judged  to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B: Bonds and preferred  stock rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in  default  or there may be  present  elements  of danger  with  respect  to principal  or  interest.  Ca:  Bonds and  preferred  stock rated "Ca"  represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds and  preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME  RATING  SYSTEM  (SHORT-TERM  RATINGS - TAXABLE  DEBT)  These  ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends and coverage  ratios,  while  sound,  may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following  considerations:  o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance with the terms of the  obligation;  o Nature of and provisions of the obligation;  and o  Protection  afforded  by,  and  relative  position  of,  the obligation  in the event of  bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws  affecting  creditors'  rights.  The issue ratings  definitions are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations  are typically
rated  lower  than  senior  obligations,   to  reflect  the  lower  priority  in
bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the  highest  rating  assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C An obligation  rated `BB', `B',  `CCC',  `CC', and `C' are regarded as having significant speculative  characteristics.  `BB' indicates the least degree of speculation  and `C' the highest.  While such  obligations  will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance  of the ratings is contingent  upon Standard & Poor's  receipt of an executed  copy of the  escrow  agreement  or  closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard & Poor's believes may experience high volatility or high variability in expected  returns as a result of noncredit  risks.  Examples of such obligations
are  securities   with  principal  or  interest   return  indexed  to  equities,
commodities,  or currencies;  certain swaps and options;  and  interest-only and principal-only  mortgage securities.  The absence of an `r' symbol should not be taken  as an  indication  that an  obligation  will  exhibit  no  volatility  or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM  ISSUE CREDIT RATINGS  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's  capacity to meet its financial  commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during such grace  period.  The "D"
rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES: A Standard & Poor's note rating reflects the liquidity factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

o    Amortization  schedule-the  larger  the final  maturity  relative  to other maturities, the more likely it will be treated as a note; and

o    Source of  payment-the  more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch,  Inc.  International  credit  ratings assess the capacity to meet foreign currency or local  currency  commitments.  Both  "foreign  currency"  and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL  SHORT-TERM  CREDIT RATINGS The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Director" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C
                                  ----------

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &

            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.

|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds

-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:

|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited-Term Government Fund

Internet Website:

      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm

      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds

      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees

      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0855.001.1104

                   OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   Amended and  Restated  Declaration  of Trust dated  9/25/02:  Previously filed  with  Post-Effective  Amendment  No.  32 to  Registrant's  Registration
Statement, 11/22/02, and incorporated herein by reference.

(b)   Amended   By-Laws  dated  October  24,  2000:   Previously   filed  with
Post-Effective  Amendment  No.  29  to  Registrant's  Registration  Statement,
1/26/01, and incorporated herein by reference.

(c)   (i)  Class  A  Specimen  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 30,  11/16/01,  and  incorporated herein by reference.

      (ii)  Class  B  Specimen  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 30,  11/16/01,  and  incorporated herein by reference.

      (iii) Class C Specimen Share Certificate: Previously filed with
Registrant's  Post-Effective  Amendment  No. 30,  11/16/01,  and  incorporated herein by reference.

      (iv)  Class  N  Specimen  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 30,  11/16/01,  and  incorporated herein by reference.

      (v)  Class  Y  Specimen  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No. 30,  11/16/01,  and  incorporated herein by reference.

(d)   Investment  Advisory  Agreement  dated  October  22,  1990:  Filed  with
Post-Effective  Amendment  No.  7  to  Registrant's   Registration  Statement,
12/3/90,  refiled with Registrant's  Post-Effective Amendment No. 19, 12/2/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(e)   (i)  General  Distributor's  Agreement  dated  October  13,  1992,  with
Oppenheimer Fund Management,  Inc.: Filed with Post-Effective Amendment No. 12
of  the  Registrant's  Registration  Statement,   12/2/92,  and  refiled  with
Registrant's  Post-Effective  Amendment No. 19, 12/2/94,  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment  No.40  to  the
Registration  Statement  of  Oppenheimer  High  Yield  Fund,  (10/27/98),  and
incorporated herein by reference.

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003,  between
Registrant  and  Citibank,  N.A.:  Previously  filed  with  the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   (i) Opinion and Consent of Counsel dated  February 20, 1986:  Previously
filed   with   Registrant's   Registration   Statement,   and   refiled   with
Post-Effective Amendment No. 20, 2/1/95, and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel  for Class N shares  dated  January
25,  2001:   Previously  filed  with   Post-Effective   Amendment  No.  29  to
Registrant's  Registration  Statement,  1/26/01,  and  incorporated  herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Subscription  Agreement and  Investment  letter:  Previously  filed with
Registrant's Registration Statement, and incorporated herein by reference.

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated 4/26/04 pursuant to Rule 12b-1: Filed herewith.

      (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated February 24, 1998 pursuant to Rule 12b-1: Previously filed  with  Registrant's  Post-Effective  Amendment  No.  25,  11/25/98,  and
incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares dated 2/27/04 pursuant to Rule 12b-1: Filed herewith.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated October 24, 2000: Previously filed with Post-Effective  Amendment No. 32 to Registrant's  Registration Statement,  11/22/02, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
9/15/04:  Previously  filed  with  Post-Effective  Amendment  No.  24  to  the
Registration  Statement of Oppenheimer Cash Reserves Fund (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)    Powers of Attorney  dated  6/28/04 for all  Trustees/Directors/Managing
General Partners and Officers: Filed herewith.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
5/15/02  under Rule 17j-1 of the  Investment  Company Act of 1940:  Previously
filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/21/02,  and  incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni       Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice President: Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI Private  Investments,  Inc. and OFI
                               Institutional Asset Management,  Inc. Formerly an
                               Associate  at  Sidley  Austin  Brown and Wood LLP
                               (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,
                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jesper Nergaard,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               203).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  Vice President of  OppenheimerFunds  Distributor,
Vice President: Rochester      Inc.
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
      Oppenheimer New Jersey Municipal Fund
      Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal Protected     Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal   Protected Trust II)

---------------------------------------------------------------------------------

                               Position & Office         Position and Office
                               with Underwriter          with Registrant

Oppenheimer  Principal  Protected  Main Street Fund III (a series of Oppenheimer
Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest For Value Funds (3 series):

      Oppenheimer Quest
Balanced Fund
      Oppenheimer Quest
Opportunity Value Fund
      Oppenheimer Small Cap
Value Fund
Oppenheimer Quest
International Value Fund, Inc.
Oppenheimer Quest Value Fund,
Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating
Rate Fund
Oppenheimer Series Fund, Inc.
(2 series):
      Oppenheimer Disciplined
Allocation Fund
      Oppenheimer Value Fund
Oppenheimer Strategic Income
Fund
Oppenheimer Total Return Bond
Fund
Oppenheimer Tremont Market
Neutral Fund, LLC
Oppenheimer Tremont
Opportunity Fund, LLC
Oppenheimer U.S. Government
Trust
Oppenheimer Variable Account
Funds (11 series):
      Oppenheimer Aggressive
Growth Fund/VA
      Oppenheimer Balanced
Fund/VA
      Oppenheimer Bond Fund/VA
      Oppenheimer Capital
Appreciation Fund/VA
      Oppenheimer Global
Securities Fund/VA
      Oppenheimer High Income
Fund/VA
      Oppenheimer Main Street
Fund/VA
      Oppenheimer Main Street
Small Cap Fund/VA
      Oppenheimer Money Fund/VA
      Oppenheimer Strategic
Bond Fund/VA
      Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4
series):
      Growth Portfolio
      Government Securities
Portfolio
      Oppenheimer
International Growth Fund/VA
      Total Return Portfolio
Rochester Fund Municipals

The  address  of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C,
Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center,
Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)  OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the other  registered  open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this  Registration  Statement and listed in
Item 26(b) above  (except  Oppenheimer  Multi-Sector  Income  Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Healy(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
Glen Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Meister                   Vice President            None
1880 Hemlock Cricle
Abinston, PA 19001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

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Clint Modler(1)                 Vice President            None

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David W. Mountford(2)           Vice President            None

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Robert Moser(1)                 Vice President            None

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John V. Murphy(2)               Director                  President, Trustee &
                                                          Chairman

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

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Christina Nasta(2)              Vice President            None

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Kevin P. Neznek(2)              Vice President            None

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Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

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Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

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Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

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Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

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---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

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---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

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---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

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James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

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Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

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---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

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John Spensley(2)                Vice President            None

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---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

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Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036

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---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

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Bryan K. Toma                   Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
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Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
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Vincent Vermete(2)              Assistant Vice President  None

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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
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Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

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---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

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---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

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---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

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---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 23rd day of November, 2004.

                                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                    By:  /s/ John V. Murphy*

                                    --------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                          Title                     Date
----------                          -----                     ----

/s/ William L. Armstrong*    Chairman of the                  November 23, 2004
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal             November 23, 2004
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal             November 23, 2004
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*            Trustee                        November 23, 2004
---------------------
Robert G. Avis

/s/ George Bowen*              Trustee                        November 23, 2004
----------------------
George Bowen

/s/ Edward Cameron*            Trustee                        November 23, 2004
------------------------
Edward Cameron

/s/ Jon S. Fossel*             Trustee                        November 23, 2004
--------------------
Jon S. Fossel

/s/ Sam Freedman*              Trustee                        November 23, 2004
---------------------
Sam Freedman

/s/ Beverly L. Hamilton*
-------------------------      Trustee                        November 23, 2004
Beverly L. Hamilton

/s/ Robert J. Malone*
-----------------------        Trustee                        November 23, 2004
Robert J. Malone

/s/ F. William Marshall, Jr.*  Trustee                        November 23, 2004
----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                   OPPENHEIMER LIMITED-TERM GOVERMENT FUND

                     Registration Statement No. 33-02769

                       Post-Effective Amendment No. 35

                                EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

23(j) Independent Auditors' Consent

23(m)(i) Amended and Restated Service Plan and Agreement for Class A shares

23(m)(iii) Amended and Restated  Distribution and Service Plan and Agreement for
     Class C shares

23(o) Powers of Attorney